Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Sep. 28, 2012	Dec. 31, 2011
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	GREENE COUNTY BANCORP INC
Entity Central Index Key	0001070524
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,184,671
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Current Reporting Status	Yes
Entity Public Float			$ 22,174
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Cash and due from banks	$ 7,519	$ 9,245
Federal funds sold	223	721
Total cash and cash equivalents	7,742	9,966
Securities available for sale, at fair value	87,528	90,117
Securities held to maturity, at amortized cost	146,389	124,177
Federal Home Loan Bank stock, at cost	1,744	1,916
Loans	332,450	305,620
Allowance for loan losses	(6,177)	(5,069)
Unearned origination fees and costs, net	478	495
Net loans receivable	326,751	301,046
Premises and equipment	14,899	15,407
Accrued interest receivable	2,688	2,716
Foreclosed real estate	260	443
Prepaid expenses and other assets	2,655	1,737
Total assets	590,656	547,525
LIABILITIES AND SHAREHOLDERS' EQUITY
Noninterest bearing deposits	52,783	49,313
Interest bearing deposits	459,154	420,584
Total deposits	511,937	469,897
Borrowings from FHLB, short-term	14,000	14,300
Borrowings from FHLB, long-term	7,000	12,000
Accrued expenses and other liabilities	5,055	3,247
Total liabilities	537,992	499,444
SHAREHOLDERS' EQUITY
Preferred stock, authorized - 1,000,000 shares; Issued - None	0	0
Common stock, par value $.10 per share; Authorized - 12,000,000 shares Issued - 4,305,670 shares Outstanding - 4,182,671 shares at June 30, 2012 and 4,145,828 shares at June 30, 2011;	431	431
Additional paid-in capital	11,119	11,001
Retained earnings	41,869	37,336
Accumulated other comprehensive income	173	519
Treasury stock, at cost 122,999 shares at June 30, 2012 and 159,842 shares at June 30, 2011	(928)	(1,206)
Total shareholders' equity	52,664	48,081
Total liabilities and shareholders' equity	$ 590,656	$ 547,525

Consolidates Statements of Financial Condition (Parenthetical) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Financial Condition
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par or Stated Value Per Share	$ 0.1	$ 0.1
Common Stock, Shares Authorized	12,000,000	12,000,000
Common Stock, Shares, Issued	4,305,670	4,305,670
Common Stock, Shares, Outstanding	4,182,671	4,145,828
Treasury Stock, Shares	122,999	159,842

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest income:
Loans	$ 17,787	$ 17,897
Investment securities - taxable	893	1,150
Mortgage-backed securities	4,234	3,959
Investment securities - tax exempt	1,399	1,176
Interest bearing deposits and federal funds sold	28	42
Total interest income	24,341	24,224
Interest expense:
Interest on deposits	3,189	3,980
Interest on borrowings	394	531
Total interest expense	3,583	4,511
Net interest income	20,758	19,713
Provision for loan losses	1,784	1,628
Net interest income after provision for loan losses	18,974	18,085
Noninterest income:
Service charges on deposit accounts	2,513	2,330
Debit card fees	1,364	1,267
Investment services	315	304
E-commerce fees	108	109
Net gain on sale of available-for-sale securities	11	233
Other than temporary impairment of available-for-sale security	(25)	(2)
Other operating income	564	552
Total noninterest income	4,850	4,793
Noninterest expense:
Salaries and employee benefits	8,354	8,134
Occupancy expense	1,268	1,278
Equipment and furniture expense	675	549
Service and data processing fees	1,555	1,486
Computer supplies and support	357	278
Advertising and promotion	346	336
FDIC insurance premiums	311	558
Legal and professional fees	767	745
Other	1,681	1,491
Total noninterest expense	15,314	14,855
Income before provision for income taxes	8,510	8,023
Provision for income taxes	2,680	2,732
Net income	$ 5,830	$ 5,291
Basic EPS	$ 1.4	$ 1.28
Basic average shares outstanding	4,156,481	4,134,736
Diluted EPS	$ 1.39	$ 1.27
Diluted average shares outstanding	4,197,060	4,165,230
Dividends per share	$ 0.7	$ 0.9

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income
Net income	$ 5,830	$ 5,291
Other comprehensive income (loss):
Unrealized holding gain (loss) on available for sale securities, arising during, the years ended June 30, 2012 and 2011, net of income taxes of $20 and ($291)	34	(461)
Accretion of unrealized loss on securities transferred to held-to-maturity, net of income taxes of $23 and $28, respectively	35	44
Reclassification adjustment for gain on sale of available-for-sale securities realized in net income, net of income taxes of ($4) and ($92), respectively	(7)	(141)
Reclassification adjustment for loss on write-down of held-to-maturity securities realized in net income, net of income taxes of $10 and $1, respectively	15	1
Change in pension benefits, net of income taxes of ($267) and ($29), respectively	(423)	(47)
Total other comprehensive loss, net of taxes	(346)	(604)
Comprehensive income	$ 5,484	$ 4,687

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income
Income taxes, unrealized holding losses on available for sale securities	$ 20	$ (291)
Income taxes, reclassification adjustment for gain on available-for-sale securities realized in net income	(4)	(92)
Income taxes, accretion of unrealized loss on securities transferred to held-to-maturity	23	28
Income taxes, pension, actuarial gain	(267)	(29)
Income taxes, reclassification adjustment for loss on write-down of held-to-maturity securities realized in net income	$ 10	$ 1

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance at Jun. 30, 2010	$ 431	$ 10,666	$ 33,692	$ 1,123	$ (1,409)	$ 44,503
Stock options exercised		109			203	312
Tax benefit of stock based compensation		3				3
Stock based compensation		223				223
Dividends declared			(1,647)			(1,647)
Net income			5,291			5,291
Total other comprehensive loss, net of taxes				(604)		(604)
Balance at Jun. 30, 2011	431	11,001	37,336	519	(1,206)	48,081
Stock options exercised		94			278	372
Tax benefit of stock based compensation		5				5
Stock based compensation		19				19
Dividends declared			(1,297)			(1,297)
Net income			5,830			5,830
Total other comprehensive loss, net of taxes				(346)		(346)
Balance at Jun. 30, 2012	$ 431	$ 11,119	$ 41,869	$ 173	$ (928)	$ 52,664

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net Income	$ 5,830	$ 5,291
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	835	737
Deferred income tax expense (benefit)	560	(140)
Net amortization of premiums and discounts	1,122	1,031
Net amortization of deferred loan costs and fees	263	231
Provision for loan losses	1,784	1,628
Stock based compensation	19	223
Other than temporary impairment of available-for-sale security	25	2
Net gain on sale of available-for-sale securities	(11)	(233)
Loss on sale of foreclosed real estate	36	0
Excess tax benefit from share-based payment arrangements	(5)	(3)
Net (decrease) increase in accrued income taxes	(1,021)	152
Net decrease in accrued interest receivable	28	15
Net decrease in prepaid expenses and other assets	194	417
Net increase in other liabilities	690	773
Net cash provided by operating activities	10,349	10,124
Cash flows from investing activities:
Securities available-for-sale: Proceeds from maturities	13,045	9,911
Securities available-for sale: Proceeds from sale of securities	770	7,729
Securities available-for-sale: Purchases of securities	(32,524)	(30,309)
Securities available-for-sale: Principal payments on securities	20,879	11,175
Securities held-to-maturity: Proceeds from maturities	13,151	21,813
Securities held-to-maturity: Purchases of securities	(47,510)	(74,522)
Securities held-to-maturity: Principal payments on securities	11,556	5,525
Net redemption (purchase) of Federal Home Loan Bank Stock	172	(50)
Proceeds from maturity of long term certificate of deposit	0	1,000
Net increase in loans receivable	(28,405)	(7,766)
Proceeds from sale of foreclosed real estate	800	0
Purchases of premises and equipment	(327)	(1,340)
Net cash used by investing activities	(48,393)	(56,834)
Cash flows from financing activities:
Net (decrease) increase in short-term borrowings from FHLB	(300)	5,200
Repayment of long-term borrowings from FHLB	(5,000)	(5,000)
Payment of dividends	(1,297)	(1,647)
Proceeds from stock options exercised	372	312
Excess tax benefit from share-based payment arrangements	5	3
Net increase in deposits	42,040	48,165
Net cash provided by financing activities	35,820	47,033
Net increase in cash and cash equivalents	(2,224)	323
Cash and cash equivalents at beginning of year	9,966	9,643
Cash and cash equivalents at end of year	7,742	9,966
Cash paid during the period:
Interest	3,598	4,522
Income taxes	3,141	2,721
Non-cash investing activities:
Loans transferred to foreclosed real estate	$ 653	$ 443

Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 1.  Summary of significant accounting policies

Basis of Presentation

The consolidated financial statements include the accounts of Greene County Bancorp, Inc. (the "Company") and its subsidiary, The Bank of Greene County (the "Bank") and the Bank's subsidiaries Greene County Commercial Bank, and Greene Property Holdings, Ltd. All material inter-company accounts and transactions have been eliminated. Amounts in the prior year's consolidated financial statements have been reclassified whenever necessary to conform to the current year's presentation. These reclassifications had no effect on net income or shareholders' equity as previously reported. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). These consolidated financial statements consider events that occurred through the date the consolidated financial statements were issued.

Nature of Operations

Greene County Bancorp, Inc.'s primary business is the ownership and operation of its subsidiaries.  The Bank of Greene County has twelve full-service offices and an operations center located in its market area consisting of Greene County, Columbia County and southern Albany County, New York.    The Bank of Greene County is primarily engaged in the business of attracting deposits from the general public in The Bank of Greene County's market area, and investing such deposits, together with other sources of funds, in loans and investment securities.  Greene County Commercial Bank's primary business is to attract deposits from, and provide banking services, to local municipalities.  In June 2011, Greene Property Holdings, Ltd. was formed as a New York corporation that has elected under the Internal Revenue Code to be a real estate investment trust.  Greene Property Holdings, Ltd. is a subsidiary of The Bank of Greene County.  The Company received regulatory approvals to commence operation of this subsidiary during the quarter ended December 31, 2011.  Certain mortgages and notes held by The Bank of Greene County were transferred and beneficially owned by Greene Property Holdings, Ltd. as of January 4, 2012.  The Bank of Greene County continues to service these loans.  Greene Property Holdings financial statements are consolidated with The Bank of Greene County, and therefore, the impact of the formation of this subsidiary to the consolidated financial statement of Greene County Bancorp, Inc. was not material.

Charter

Greene County Bancorp, Inc. and its parent mutual holding company (the "MHC") are federally chartered and, effective July 2011, regulated and examined by the Federal Reserve. The Bank of Greene County, the subsidiary of Greene County Bancorp, Inc., is also federally chartered and, effective July 2011, regulated and examined by the Office of the Comptroller of the Currency (the "OCC"). These changes were due to the passage of the Dodd-Frank Act.

The Bank of Greene County's subsidiary, Greene County Commercial Bank is a New York State-chartered financial institution. The Bank of Greene County's subsidiary, Greene Property Holdings, Ltd. was formed as a New York corporation.

As a federally chartered savings bank, The Bank of Greene County must maintain at least 65% of its "portfolio assets" (total assets minus goodwill and other intangible assets, office property and specified liquid investments up to 20% of total assets) in certain "qualified thrift investments" (primarily loans to purchase, refinance, construct, improve or repair domestic residential housing, home equity loans, securities backed by or representing an interest in mortgages on domestic residential housing, and Federal Home Loan Bank stock) in at least 9 months out of every 12 month period. A savings institution that fails the qualified thrift lender test is subject to certain operating restrictions and may be required to convert to a bank charter. At June 30, 2012 and for the year ended, The Bank of Greene County satisfied the requirement of the qualified thrift lender test.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the assessment of other-than-temporary security impairment.

While management uses available information to recognize losses on loans, future additions to the allowance for loan losses (the "Allowance") may be necessary, based on changes in economic conditions, asset quality or other factors. In addition, various regulatory authorities, as an integral part of their examination process, periodically review the Allowance. Such authorities may require the Company to recognize additions to the Allowance based on their judgments of information available to them at the time of their examination.

Greene County Bancorp, Inc. makes an assessment to determine whether there have been any events or economic circumstances to indicate that a security on which there is an unrealized loss is impaired on an other-than-temporary basis. The Company considers many factors including the severity and duration of the impairment; the intent and ability of the Company to hold the security for a period of time sufficient for a recovery in value; recent events specific to the issuer or industry; and for debt securities, intent to sell the security, whether it is more likely than not we will be required to sell the security before recovery, whether loss is expected, external credit ratings and recent downgrades. Securities on which there is an unrealized loss that is deemed to be other-than-temporary are written down to fair value.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, interest bearing deposits at other financial institutions, investments (with original maturity of three months or less), and overnight federal funds sold. The amounts of interest-bearing deposits included as cash equivalents at June 30, 2012 and 2011 were $641,000 and $1,013,000, respectively.

Securities

Greene County Bancorp, Inc. has classified its investments in debt and equity securities as either available-for-sale or held-to-maturity. Available-for-sale securities are reported at fair value, with net unrealized gains and losses reflected in the accumulated other comprehensive income component of shareholders' equity, net of applicable income taxes. Held-to-maturity securities are those debt securities which management has the intent and the Company has the ability to hold to maturity and are reported at amortized cost. The Company does not have trading securities in its portfolio.

Realized gains or losses on security transactions are reported in earnings and computed using the specific identification cost basis. Fair values of securities are based on quoted market prices, where available. Valuation of securities is further described in Note 16. Amortization of bond premiums and accretion of bond discounts are amortized over the expected life of the securities using the interest method.

When the fair value of a held to maturity or available for sale security is less than its amortized cost basis, an assessment is made as to whether other-than-temporary impairment ("OTTI") is present. The Company considers numerous factors when determining whether a potential OTTI exists and the period over which the debt security is expected to recover. The principal factors considered are (1) the length of time and the extent to which the fair value has been less than the amortized cost basis, (2) the financial condition of the issuer (and guarantor, if any) and adverse conditions specifically related to the security, industry or geographic area, (3) failure of the issuer of the security to make scheduled interest or principal payments, (4) any changes to the rating of the security by a rating agency, and (5) the presence of credit enhancements, if any, including the guarantee of the federal government or any of its agencies.

For debt securities, OTTI is considered to have occurred if (1) the Company intends to sell the security before recovery of its amortized cost basis, (2) it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or (3) if the present value of expected cash flows is not sufficient to recover the entire amortized cost basis. In determining the present value of expected cash flows, the Company discounts the expected cash flows at the effective interest rate implicit in the security at the date of acquisition. In estimating cash flows expected to be collected, the Company uses available information with respect to security prepayment speeds, default rates and severity. In determining whether OTTI has occurred for equity securities, the Company considers the applicable factors described above and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

For debt securities, credit-related OTTI is recognized in income while noncredit related OTTI on securities not expected to be sold is recognized in other comprehensive income ("OCI"). Credit-related OTTI is measured as the difference between the present value of an impaired security's expected cash flows and its amortized cost basis. Noncredit-related OTTI is measured as the difference between the fair value of the security and its amortized cost less any credit-related losses recognized. For securities classified as held to maturity, the amount of OTTI recognized in OCI is accreted to the credit-adjusted expected cash flow amounts of the securities over future periods. For equity securities, the entire amount of OTTI is recognized in earnings.

Loans

Loans are stated at unpaid principal balances, less the allowance for loan losses and net deferred loan origination fees and costs. Interest on loans is accrued and credited to income based upon the principal amount outstanding. Unearned discount on installment loans is recognized as income over the term of the loan, principally using a method that approximates the effective yield method. Nonrefundable loan fees and related direct costs are deferred and amortized over the life of the loan as an adjustment to loan yield using the effective interest method.

Allowance for Loan Losses

The allowance for loan losses is maintained by a provision for loan losses charged to expense, reduced by net charge-offs and increased by recoveries of loans previously charged off. The level of the allowance is based on management's evaluation of the collectibility of the loan portfolio, including the nature of the portfolio, credit concentrations, trends in historical loss experience, specific impaired loans, payment status of the loan and economic conditions. The Bank of Greene County considers residential mortgages, home equity loans and installment loans to customers as small, homogeneous loans, which are evaluated for impairment collectively based on historical loss experience. Large nonresidential mortgage and commercial loans are reviewed individually and considered impaired if it is probable that The Bank of Greene County will not be able to collect scheduled payments of principal and interest when due, according to the contractual terms of the loan agreements. The measurement of impaired loans is generally based on the fair value of the underlying collateral, less estimated costs to sell. The majority of The Bank of Greene County loans, including most nonaccrual loans, are small homogenous loan types adequately supported by collateral. As a result, the level of impaired loans may only be a portion of nonaccrual loans. Loans that are delinquent or slow paying may not be impaired. Management considers the payment status of loans in the process of evaluating the adequacy of the allowance for loan losses among other factors. Loans that are either delinquent a minimum of 60 days or are on nonaccrual status, and are not individually considered impaired, are either designated as Special Mention or Substandard, and the allocation of the allowance for loan loss is based upon the risk associated with such designation.

Income Recognition on Impaired and Nonaccrual loans

The Bank of Greene County generally places a loan, including impaired loans, on nonaccrual status when it is specifically determined to be impaired or when principal and interest is delinquent for 90 days or more. Any unpaid interest previously accrued on these loans is reversed from income. When a loan is specifically determined to be impaired, collection of interest and principal are generally applied as a reduction to principal outstanding until the collection of the remaining balance is reasonably assured. Interest income on all nonaccrual loans is recognized on a cash basis.

Foreclosed Real Estate (FRE)

FRE consists of properties acquired through mortgage loan foreclosure proceedings or in full or partial satisfaction of loans. FRE is initially recorded at fair value (less estimated costs to sell) at the date the collateral is acquired establishing a new cost basis and any shortfall is charged to the allowance for loan losses at this time. Subsequently, management reviews the value of FRE and write-downs, if any, are charged to expense. All expenses and income related to FRE are included in consolidated results of operations as part of noninterest expense.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed using principally the straight-line method over the estimated useful lives of the related assets (39 years for building and improvements, 3-8 years for furniture and equipment). Maintenance and repairs are typically charged to expense when incurred. Gains and losses from sales or other dispositions of premises and equipment are included in consolidated results of operations. Leasehold improvements are amortized over the lesser of the related terms of the leases or their useful life.

Treasury Stock

Common stock repurchases are recorded at cost and then held as treasury stock for subsequent issuance. From time to time, Greene County Bancorp, Inc. may repurchase shares of common stock if, in its judgment, such shares are an attractive investment, in view of the current price at which the common stock is trading relative to Greene County Bancorp, Inc.'s earnings per share, book value per share and general market and economic factors. Common stock may also be acquired in order to have shares available for issuance under the Stock Option Plans. See Note 10 to the consolidated financial statements, Stock-based Compensation Plans, for more information regarding these plans. No purchases of treasury stock were made during fiscal 2012 or 2011.

Federal Home Loan Bank Stock

Federal law requires a member institution of the Federal Home Loan Bank ("FHLB") system to hold stock of its district FHLB according to a predetermined formula. This stock is restricted in that it can only be sold to the FHLB or to another member institution, and all sales of FHLB stock must be at par. As a result of these restrictions, FHLB stock is carried a cost. FHLB stock is held as a long-term investment and its value is determined based on the ultimate recoverability of the par value. Impairment of this investment is evaluated quarterly and is a matter of judgment that reflects management's view of the FHLB's long-term performance, which includes factors such as the following: its operating performance; the severity and duration of declines in the fair value of its net assets related to its capital stock amount; its commitment to make payments required by law or regulation and the level of such payments in relation to its operating performance; the impact of legislative and regulatory changes on the FHLB, and accordingly, on the members of the FHLB; and its liquidity and funding position. After evaluating these considerations, Greene County Bancorp, Inc. concluded that the par value of its investment in FHLB stock will be recovered and, therefore, no other-than-temporary impairment charge was recorded during the fiscal years ended June 30, 2012 or 2011.

Advertising

Greene County Bancorp, Inc. follows a policy of charging the costs of advertising to expense as incurred. Advertising costs included in other operating expenses were $346,000 and $336,000 for the years ended June 30, 2012 and 2011, respectively.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under lines of credit. Such financial instruments are recorded when they are funded.

Income Taxes

Provisions for income taxes are based on taxes currently payable or refundable and deferred income taxes on temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are reported at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled.

Earnings Per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding during the period.  Diluted earnings per share is computed in a manner similar to that of basic earnings per share except that the weighted-average number of common shares outstanding is increased to include the number of incremental common shares that would have been outstanding under the treasury stock method if all potentially dilutive common shares (such as stock options) issued became vested during the period.  Unallocated common shares held by the ESOP are not included in the weighted-average number of common shares outstanding for either the basic or diluted earnings per share calculations.

IMPACT OF RECENT ACCOUNTING PRONOUNCEMENTS

In June 2011, the FASB issued an amendment to its guidance on Comprehensive Income which has eliminated the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and will require it be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The single statement format  includes the traditional income statement and the components total other comprehensive income as well as total comprehensive income. In the two statement approach, the first statement is the traditional income statement which is immediately followed by a separate statement which includes the components of other comprehensive income, total other comprehensive income and total comprehensive income.  In December 2011, the FASB issued an update deferring the effective date for those changes that relate to the presentation of reclassification adjustments.   All other amendments in this ASU will be applied retrospectively. For public entities, they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The adoption of these amendments is not expected to have a material effect on our consolidated results of operations or financial position.

Balances at Other Banks	12 Months Ended
Jun. 30, 2012
Balances at Other Banks [Abstract]
Balances at other banks

Note 2.  Balances at other banks

The Bank of Greene County is required to maintain certain reserves of vault cash and/or deposits with the Federal Reserve Bank. The amount of this reserve requirement, included in cash and due from banks, was $867,000 and $613,000 at June 30, 2012 and 2011, respectively.

Securities	12 Months Ended
Jun. 30, 2012
Securities [Abstract]
Securities

Note 3. Securities

Securities at June 30, 2012 consisted of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. government sponsored enterprises	$16,816	$582	$---	$17,398
State and political subdivisions	4,783	116	---	4,899
Mortgage-backed securities-residential	18,625	482	1	19,106
Mortgage-backed securities-multi-family	40,077	604	18	40,663
Asset-backed securities	20	---	1	19
Corporate debt securities	5,053	263	---	5,316
Total debt securities	85,374	2,047	20	87,401
Equity and other securities	67	60	---	127
Total securities available-for-sale	85,441	2,107	20	87,528
Securities held-to-maturity:
U.S. treasury securities	11,029	61	---	11,090
U.S. government sponsored enterprises	998	31	---	1,029
State and political subdivisions	62,212	556	99	62,669
Mortgage-backed securities-residential	48,101	2,282	4	50,379
Mortgage-backed securities-multi-family	23,673	952	6	24,619
Other securities	376	---	---	376
Total securities held-to-maturity	146,389	3,882	109	150,162
Total securities	$231,830	$5,989	$129	$237,690

Securities at June 30, 2011 consisted of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. government sponsored enterprises	$25,909	$171	$377	$25,703
State and political subdivisions	6,819	243	---	7,062
Mortgage-backed securities-residential	28,214	773	73	28,914
Mortgage-backed securities-multi-family	20,184	912	---	21,096
Asset-backed securities	24	---	1	23
Corporate debt securities	6,881	325	---	7,206
Total debt securities	88,031	2,424	451	90,004
Equity and other securities	67	46	---	113
Total securities available-for-sale	88,098	2,470	451	90,117
Securities held-to-maturity:
U.S. treasury securities	11,062	70	---	11,132
U.S. government sponsored enterprises	997	30	---	1,027
State and political subdivisions	34,933	200	9	35,124
Mortgage-backed securities-residential	57,347	1,737	35	59,049
Mortgage-backed securities-multi-family	19,434	47	14	19,467
Other securities	404	2	---	406
Total securities held-to-maturity	124,177	2,086	58	126,205
Total securities	$212,275	$4,556	$509	$216,322

Greene County Bancorp, Inc.'s current policies generally limit securities investments to U.S. Government and securities of government sponsored enterprises, federal funds sold, municipal bonds, corporate debt obligations and certain mutual funds. In addition, the Company's policies permit investments in mortgage-backed securities, including securities issued and guaranteed by Fannie Mae, Freddie Mac, and GNMA, and collateralized mortgage obligations. The Company's investments in mortgage-backed securities include pass-through securities and collateralized mortgage obligations issued and guaranteed by Fannie Mae, Freddie Mac, and GNMA. As of June 30, 2012 and 2011, no private-label mortgage-backed securities or collateralized mortgage obligations were held in the securities portfolio. The Company's investments in state and political subdivisions securities generally are municipal obligations that are general obligations supported by the general taxing authority of the issuer, and in some cases are insured. The obligations issued by school districts are supported by state aid.

The following table shows fair value and gross unrealized losses, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2012.

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In thousands)	Value	Losses	Value	Losses	Value	Losses
Securities available-for-sale:
Mortgage-backed securities-residential	$340	$1	$---	$---	$340	$1
Mortgage-backed securities-multi-family	8,837	18	---	---	8,837	18
Asset-backed securities	---	---	19	1	19	1
Total securities available-for-sale	9,177	19	19	1	9,196	20
Securities held-to-maturity:
State and political subdivisions	10,696	99	---	---	10,696	99
Mortgage-backed securities-residential	527	4	---	---	527	4
Mortgage-backed securities-multi-family	4,189	6	---	---	4,189	6
Total securities held-to-maturity	15,412	109	---	---	15,412	109
Total securities	$24,589	$128	$19	$1	$24,608	$129

The following table shows fair value and gross unrealized losses, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2011.

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In thousands)	Value	Losses	Value	Losses	Value	Losses
Securities available-for-sale:
U.S. government sponsored enterprises	$13,446	$377	$---	$---	$13,446	$377
Mortgage-backed securities-residential	6,571	73	---	---	6,571	73
Asset-backed securities	---	---	22	1	22	1
Total securities available-for-sale	20,017	450	22	1	20,039	451
Securities held-to-maturity:
State and political subdivisions	1,610	9	---	---	1,610	9
Mortgage-backed securities-residential	7,680	35	---	---	7,680	35
Mortgage-backed securities-multi-family	10,670	14	---	---	10,670	14
Total securities held-to-maturity	19,960	58	---	---	19,960	58
Total securities	$39,977	$508	$22	$1	$39,999	$509

At June 30, 2012, there were 46 securities which have been in a continuous unrealized loss position for less than 12 months and one security with a continuous unrealized loss position of more than 12 months. Management evaluated these securities considering the factors as outlined in Note 1 of these consolidated financial statements, and based on this evaluation, the Company does not consider these investments to be other-than-temporarily impaired at June 30, 2012. Management believes that the reasons for the decline in fair value are due to interest rates, widening credit spreads and market illiquidity at the reporting date.

The following table presents realized gains and losses on securities for the years ended June 30, 2012 and 2011:

(In thousands)	2012	2011
Gross realized gains on sale of available-for-sale securities	$11	$233
Gross realized losses on sale of available-for-sale securities	---	---
Other-than-temporary impairment losses	(25)	(2)
Net realized (losses) gains	($14)	$231

The estimated fair value of debt securities at June 30, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities, because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities and asset-backed securities are shown separately since they are not due at a single maturity date. The effective lives of these securities are expected to be significantly shorter than their contractual due dates due to prepayments of the underlying loans.

Available for sale debt securities	Amortized Cost	Fair Value
Within one year	$7,348	$7,436
After one year through five years	12,606	12,988
After five years through ten years	6,698	7,189
After ten years	---	---
Total available for sale debt securities	26,652	27,613
Mortgage-backed and asset-backed securities	58,722	59,788
Equity securities	67	127
Total available for sale securities	85,441	87,528

Held to maturity debt securities
Within one year	21,262	21,299
After one year through five years	25,238	25,488
After five years through ten years	19,745	19,988
After ten years	8,370	8,389
Total held to maturity debt securities	74,615	75,164
Mortgage-backed and asset-backed securities	71,774	74,998
Total held to maturity securities	146,389	150,162

Total securities	$231,830	$237,690

As of June 30, 2012 and 2011, securities with an aggregate fair value of $181.6 million and $161.3 million, respectively, were pledged as collateral for deposits in excess of FDIC insurance limits for various municipalities placing deposits with Greene County Commercial Bank. At June 30, 2012 and 2011, securities with an aggregate fair value of $5.3 million and $6.7 million, respectively, were pledged as collateral for potential borrowings at the Federal Reserve Bank discount window. Greene County Bancorp, Inc. did not participate in any securities lending programs during the fiscal years ended June 30, 2012 or 2011.

Loans	12 Months Ended
Jun. 30, 2012
Loans [Abstract]
Loans

Note 4.  Loans

Loan segments and classes at June 30, 2012 and 2011 are summarized as follows:

	At June 30,
(In thousands)	2012	2011
Real estate mortgages:
Residential	$193,378	$181,612
Nonresidential	80,794	63,860
Construction and land	4,190	5,745
Multifamily	5,522	6,048
Total real estate mortgages	283,884	257,265
Home equity loans	22,808	25,559
Consumer installment	4,070	4,008
Commercial loans	21,688	18,788
Total gross loans	332,450	305,620
Allowance for loan losses	(6,177)	(5,069)
Deferred fees and costs	478	495
Total net loans	$326,751	$301,046

At June 30, 2012 and 2011, loans to officers and directors were immaterial as a percentage of our loan portfolio.

Credit Quality Indicators

Management closely monitors the quality of the loan portfolio and has established a loan review process designed to help grade the quality and profitability of the Company's loan portfolio.  The credit quality grade helps management make a consistent assessment of each loan relationship's credit risk.     Consistent with regulatory guidelines, The Bank of Greene County provides for the classification of loans considered being of lesser quality.  Such ratings coincide with the "Substandard," "Doubtful" and "Loss" classifications used by federal regulators in their examination of financial institutions. Generally, an asset is considered Substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. Substandard assets include those characterized by the distinct possibility that the insured financial institution will sustain some loss if the deficiencies are not corrected. Assets classified as Doubtful have all the weaknesses inherent in assets classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable. Assets classified as Loss are those considered uncollectible and of such little value that their continuance as assets without the establishment of a full loss reserve and/or charge-off is not warranted. Assets that do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories but otherwise possess weaknesses are designated "Special Mention."   Management also maintains a listing of loans designated "Watch." These loans represent borrowers with declining earnings, strained cash flow, increasing leverage and/or weakening market fundamentals that indicate above average risk.

When The Bank of Greene County classifies problem assets as either Substandard, Doubtful or Loss, it generally establishes a specific valuation allowance or "loss reserve" in an amount deemed prudent by management.  General allowances represent loss allowances that have been established to recognize the inherent risk associated with lending activities, but which, unlike specific allowances, have not been allocated to particular loans.  When The Bank of Greene County identifies loans as being impaired, it is required to evaluate whether the Bank will be able to collect all amounts due either through repayments or the liquidation of the underlying collateral.  If it is determined that an impairment loss exists, the Bank is required either to establish a specific allowance for losses equal to the amount of impairment, or to charge-off such amount.  The Bank of Greene County's determination as to the classification of its loans and the amount of its valuation allowance is subject to review by banking regulatory agencies, which can order the establishment of additional general or specific loss allowances.  The Bank of Greene County reviews its portfolio monthly to determine whether any assets require classification in accordance with applicable regulations.

The Bank primarily has four segments within its loan portfolio that it considers when measuring credit quality: real estate loans, home equity, consumer installment and commercial loans.  The real estate portfolio consists of residential, nonresidential, and construction loan classes.    The inherent risk within the loan portfolio varies depending upon each of these loan types.

The Bank of Greene County's primary lending activity is the origination of residential mortgage loans, including home equity loans, which are collateralized by residences.   Generally, residential mortgage loans are made in amounts up to 80.0% of the appraised value of the property.  However, The Bank of Greene County will originate residential mortgage loans with loan-to-value ratios of up to 95.0%, with private mortgage insurance.  In the event of default by the borrower, The Bank of Greene County will acquire and liquidate the underlying collateral.    By originating the loan at a loan-to-value ratio of 80% or less or obtaining private mortgage insurance, The Bank of Greene County limits its risk of loss in the event of default.  However, the market values of the collateral may be adversely impacted by declines in the economy.  Home equity loans may have an additional inherent risk if The Bank of Greene County does not hold the first mortgage since The Bank of Greene County may stand in a secondary position in the event of collateral liquidation resulting in a greater chance of insufficiency to meet all obligations.

Construction lending generally involves a greater degree of risk than other residential mortgage lending. The repayment of the construction loan is, to a great degree, dependent upon the successful and timely completion of the construction of the subject property within specified cost limits. The Bank of Greene County completes inspections during the construction phase prior to any disbursements. The Bank of Greene County limits its risk during the construction as disbursements are not made until the required work for each advance has been completed. Construction delays may further impair the borrower's ability to repay the loan.

Loans collateralized by nonresidential mortgage loans, and multi-family loans, such as apartment buildings, generally are larger than residential loans and involve a greater degree of risk. Nonresidential mortgage loans often involve large loan balances to single borrowers or groups of related borrowers. Payments on these loans depend to a large degree on the results of operations and management of the properties or underlying businesses, and may be affected to a greater extent by adverse conditions in the real estate market or the economy in general. Accordingly, the nature of nonresidential mortgage loans makes them more difficult for management to monitor and evaluate.

Consumer installment loans generally have shorter terms and higher interest rates than residential mortgage loans. In addition, consumer loans expand the products and services offered by The Bank of Greene County to better meet the financial services needs of its customers. Consumer loans generally involve greater credit risk than residential mortgage loans because of the difference in the nature of the underlying collateral. Repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance because of the greater likelihood of damage, loss or depreciation in the underlying collateral. The remaining deficiency often does not warrant further substantial collection efforts against the borrower beyond obtaining a deficiency judgment. In addition, consumer loan collections depend on the borrower's personal financial stability. Furthermore, the application of various federal and state laws, including federal and state bankruptcy and insolvency laws, may limit the amount that can be recovered on such loans.

Commercial lending generally involves greater risk than residential mortgage lending and involves risks that are different from those associated with residential and nonresidential mortgage lending. Real estate lending is generally considered to be collateral based, with loan amounts based on fixed-rate loan-to-collateral values, and liquidation of the underlying real estate collateral is viewed as the primary source of repayment in the event of borrower default. Although commercial loans may be collateralized by equipment or other business assets, the liquidation of collateral in the event of a borrower default is often an insufficient source of repayment because equipment and other business assets may be obsolete or of limited use, among other things. Accordingly, the repayment of a commercial loan depends primarily on the creditworthiness of the borrower (and any guarantors), while liquidation of collateral is a secondary and often insufficient source of repayment.

Loan balances by internal credit quality indicator as of June 30, 2012 are shown below.

(In thousands)	Performing	Watch	Special Mention	Substandard	Total
Residential mortgage	$188,446	$---	$557	$4,375	$193,378
Nonresidential mortgage	77,761	---	588	2,445	80,794
Residential construction & land	2,156	---	---	---	2,156
Commercial construction	669	---	290	1,075	2,034
Multi-family	4,185	---	780	557	5,522
Home equity	22,708	---	---	100	22,808
Consumer installment	4,044	1	---	25	4,070
Commercial loans	20,045	39	762	842	21,688
Total gross loans	$320,014	$40	$2,977	$9,419	$332,450

Loan balances by internal credit quality indicator as of June 30, 2011 are shown below.

(In thousands)	Performing	Watch	Special Mention	Substandard	Total
Residential mortgage	$176,615	$1,782	$95	$3,120	$181,612
Nonresidential mortgage	59,633	1,017	602	2,608	63,860
Residential construction & land	3,718	---	---	13	3,731
Commercial construction	1,789	---	---	225	2,014
Multi-family	5,036	---	434	578	6,048
Home equity	25,446	64	---	49	25,559
Consumer installment	3,960	7	---	41	4,008
Commercial loans	17,149	274	680	685	18,788
Total gross loans	$293,346	$3,144	$1,811	$7,319	$305,620

The Company had no loans classified Doubtful or Loss at June 30, 2012 or 2011.

Nonaccrual Loans

Management places loans on nonaccrual status once the loans have become 90 days or more delinquent.  Nonaccrual is defined as a loan in which collectability is questionable and therefore interest on the loan will no longer be recognized on an accrual basis.  A loan is not placed back on accrual status until the borrower has demonstrated the ability and willingness to make timely payments on the loan.    A loan does not have to be 90 days delinquent in order to be classified as nonaccrual.   Nonaccrual loans consisted primarily of loans secured by real estate at June 30, 2012 and 2011.  While the Bank makes every reasonable effort to work with the borrowers to collect amounts due, the number of loans in process of foreclosure has grown substantially over the past several years.  This growth has been the result of adverse changes within the economy and increases in local unemployment.   The growth is also due in part to the extended length of time required to meet all of the legal requirements mandated by New York State law prior to a foreclosure sale, which may be in excess of two years.   Loans on nonaccrual status totaled $6.9 million at June 30, 2012 of which $3.5 million were in the process of foreclosure.  Included in nonaccrual loans, $1.3 million were less than 90 days past due at June 30, 2012, but have a recent history of delinquency greater than 90 days past due.   These loans will be returned to accrual status once they have demonstrated a history of timely payments.  Included in total loans past due, were $905,000 of loans which were making payments pursuant to forbearance agreements.  Under the forbearance agreements, the customers have made arrangements with the Bank to bring the loans current over a specified period of time (resulting in an insignificant delay in repayment).  During this term of the forbearance agreement, the Bank has agreed not to continue foreclosure proceedings.

The following table sets forth information regarding delinquent and/or nonaccrual loans as of June 30, 2012:

(In thousands)	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total Loans	Loans on Non-accrual
Residential mortgage	$99	$1674	$3,850	$5,623	$187,755	$193,378	$4,206
Nonresidential mortgage	424	1,088	1,041	2,553	78,241	80,794	1,868
Residential construction & land	---	---	---	---	2,156	2,156	---
Commercial construction	---	---	---	---	2,034	2,034	---
Multi-family	---	---	431	431	5,091	5,522	431
Home equity	52	---	100	152	22,656	22,808	60
Consumer installment	76	4	24	104	3,966	4,070	25
Commercial loans	3	596	257	856	20,832	21,688	303
Total gross loans	$654	$3,362	$5,703	$9,719	$322,731	$332,450	$6,893

The following table sets forth information regarding delinquent and/or nonaccrual loans as of June 30, 2011:

(In thousands)	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total Loans	Loans on Non-accrual
Residential mortgage	$1,766	$1,292	$2,294	$5,352	$176,260	$181,612	$3,074
Nonresidential mortgage	1,163	687	1,799	3,649	60,211	63,860	2,171
Residential construction & land	---	---	13	13	3,718	3,731	13
Commercial construction	225	---	---	225	1,789	2,014	225
Multi-family	128	---	449	577	5,471	6,048	577
Home equity	168	64	43	275	25,284	25,559	49
Consumer installment	31	25	13	69	3,939	4,008	41
Commercial loans	69	546	82	697	18,091	18,788	144
Total gross loans	$3,550	$2,614	$4,693	$10,857	$294,763	$305,620	$6,294

The Bank of Greene County had two accruing loans delinquent more than 90 days as of June 30, 2012 totaling $124,000 and had no accruing loans delinquent more than 90 days as of June 30, 2011.    The loans delinquent more than 90 days and accruing consist of loans that are well collateralized and the borrowers have demonstrated the ability and willingness to pay.  The borrower has made arrangements with the Bank to bring the loan current within a specified time period and has made a series of payments as agreed.

The table below details additional information related to nonaccrual loans for the years ended June 30:

(In thousands)	2012	2011
Interest income that would have been recorded if loans had been performing in accordance with original terms	$550	$529
Interest income that was recorded on nonaccrual loans during the fiscal year ended	277	226

Impaired Loan Analysis

The Company identifies impaired loans and measures the impairment in accordance with FASB ASC subtopic "Receivables – Loan Impairment." Management may consider a loan impaired once it is classified as nonaccrual or any time it is probable that the borrower will be unable to repay the loan according to the original contractual terms of the loan agreement or the loan is restructured in a troubled debt restructuring. It should be noted that management does not evaluate all loans individually for impairment. The Bank of Greene County considers residential mortgages, home equity loans and installment loans as small, homogeneous loans, which are evaluated for impairment collectively based on historical loan experience and other factors. In contrast, large nonresidential mortgage, construction, multi-family and commercial loans are reviewed individually and considered impaired if it is probable that The Bank of Greene County will not be able to collect scheduled payments of principal and interest when due, according to the contractual terms of the loan agreement. The measurement of impaired loans is generally based on the fair value of the underlying collateral. The majority of The Bank of Greene County loans, including most nonaccrual loans, are small homogenous loan types adequately supported by collateral. As a result, the level of impaired loans may only be a portion of nonaccrual loans. Loans that are delinquent or slow paying may not be impaired, especially small homogenous loan types, due to collateral adequacy. Management considers the payment status of loans in the process of evaluating the adequacy of the allowance for loan losses among other factors. Loans that are either delinquent a minimum of 60 days or are on nonaccrual status, and are not individually considered impaired, are either designated as Special Mention or Substandard, and the allocation of the allowance for loan loss is based upon the risk associated with such designation.

The tables below detail additional information on impaired loans as of and for the periods indicated:

	As of June 30, 2012			For the year ended June 30, 2012
(in thousands)	Recorded Investment	Unpaid Principal	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential mortgage	$213	$276	$---	$213	$---
Nonresidential mortgage	1,148	1,148	---	814	58
Multi-family	433	433	---	145	11
Total loans with no related allowance	1,794	1,857	---	1,172	69
With an allowance recorded:
Residential mortgage	200	200	10	129	6
Nonresidential mortgage	648	648	208	651	21
Commercial construction	1,075	1,075	365	357	23
Multi-family	428	428	155	431	24
Commercial loans	562	562	35	542	35
Total loans with related allowance	2,913	2,913	773	2,110	109
Total impaired loans:
Residential mortgage	413	476	10	342	6
Nonresidential mortgage	1,796	1,796	208	1,465	79
Commercial construction	1,075	1,075	365	357	23
Multi-family	861	861	155	576	35
Commercial loans	562	562	35	542	35
Total impaired loans	$4,707	$4,770	$773	$3,282	$178

	As of June 30, 2011			For the year ended June 30, 2011
(In thousands)	Recorded Investment	Unpaid Principal	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential mortgage	$213	$276	$---	$349	$4
Nonresidential mortgage	462	462	---	463	8
Total loans with no related allowance	675	738	---	812	12
With an allowance recorded:
Residential mortgage	46	46	2	46	1
Nonresidential mortgage	1,255	1,255	292	1,257	11
Multifamily	434	434	160	435	4
Commercial loans	500	500	12	500	7
Total loans with related allowance	2,235	2,235	466	2,238	23
Total impaired loans:
Residential mortgage	259	322	2	395	5
Nonresidential mortgage	1,717	1,717	292	1,720	19
Multifamily	434	434	160	435	4
Commercial loans	500	500	12	500	7
Total impaired loans	$2,910	$2,973	$466	$3,050	$35

As a result of adopting the guidance issued by FASB regarding "A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring", the Company reassessed all restructurings that occurred on or after June 30, 2011 for identification as troubled debt restructurings. During the year ended June 30, 2012, the Company identified two residential mortgage loans for which the allowance for loan losses had previously been measured under a general allowance for credit losses methodology that are now considered troubled debt restructurings in accordance with this new guidance. The table below details loans that have been modified as a troubled debt restructuring during the year ended June 30, 2012:

	As of June 30, 2012
(in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Current Outstanding Recorded Investment
Residential mortgage	2	$246	$156	$154

These loans have been classified as troubled debt restructurings due to concessions granted to the debtor that The Bank of Greene County would not otherwise consider as a result of financial difficulties of the borrower.  For each of these loans, a portion of the principal and/or interest was forgiven, the interest rate was reduced and the term extended.   At June 30, 2012, neither of these loans were in default, however, one loan is currently included in non-accrual loans.  If the borrower performs under the terms of the modification, and the ultimate collectability of all amounts contractually due under the modified terms is not in doubt, this loan will be returned to accrual status.   These loans identified as troubled debt restructurings have been evaluated for impairment and their impact to the allowance for loan loss was immaterial.

There were no troubled debt restructurings modified within the last twelve month that subsequently defaulted.

Allowance for Loan Losses

The allowance for loan losses is established through a provision for loan losses based on management's evaluation of the losses inherent in the loan portfolio, the composition of the loan portfolio, specific impaired loans and current economic conditions.  Such evaluation, which includes a review of identified loans on which full collectibility may not be reasonably assured, considers among other matters, the estimated net realizable value or the fair value of the underlying collateral, economic conditions, payment status of the loan, historical loan loss experience and other factors that warrant recognition in providing for the loan loss allowance.  In addition, various regulatory agencies, as an integral part of their examination process, periodically review The Bank of Greene County's allowance for loan losses.  Such agencies may require The Bank of Greene County to recognize additions to the allowance based on their judgment about information available to them at the time of their examination.  The Bank of Greene County charges loans off against the allowance for loan losses when it becomes evident that a loan cannot be collected within a reasonable amount of time or that it will cost the Bank more than it will receive, and all possible avenues of repayment have been analyzed, including the potential of future cash flow, the value of the underlying collateral, and strength of any guarantors or co-borrowers.  Generally, consumer loans and smaller commercial loans (not secured by real estate) in excess of 90 days are charged-off against the allowance for loan losses, unless equitable arrangements are made.   For loans secured by real estate, a charge-off is recorded when it is determined that the collection of all or a portion of a loan will not occur and the amount of that loss can be reasonably estimated.

The following tables set forth the activity and allocation of the allowance for loan losses by loan category during and at the periods indicated. The allowance is allocated to each loan category based on historical loss experience and economic conditions. The Company does not reserve for unfunded commitments as these commitments are unconditionally cancelable at any time by the bank, and therefore, no loss is expected.

(In thousands)	Balance June 30, 2011	Charge-offs	Recoveries	Provision	Balance June 30, 2012
Residential mortgage	$1,767	$208	$7	$597	$2,163
Nonresidential mortgage	1,859	212	---	429	2,076
Residential construction & land	27	---	---	(8)	19
Commercial construction	89	---	---	318	407
Multi-family	410	---	---	(73)	337
Home equity	186	---	---	1	187
Consumer installment	203	280	82	202	207
Commercial loans	528	67	2	182	645
Unallocated	---	---	---	136	136
Total	$5,069	$767	$91	$1,784	$6,177

	Allowance for Loan Loss		Loans Receivable
	Ending Balance June 30, 2012 Impairment Analysis		Ending Balance June 30, 2012 Impairment Analysis
(In thousands)	Individually Evaluated	Collectively Evaluated	Individually Evaluated	Collectively Evaluated
Residential mortgage	$10	$2,153	$413	$192,965
Nonresidential mortgage	208	1,868	1,796	78,998
Residential construction & land	---	19	---	2,156
Commercial construction	365	42	1,075	959
Multi-family	155	182	861	4,661
Home equity	---	187	---	22,808
Consumer installment	---	207	---	4,070
Commercial loans	35	610	562	21,126
Unallocated	---	136	---	---
Total	$773	$5,404	$4,707	$327,743

(In thousands)	Balance June 30, 2010	Charge-offs	Recoveries	Provision	Balance June 30, 2011
Residential mortgage	$1,427	$140	$---	$480	$1,767
Nonresidential mortgage	1,517	106	---	448	1,859
Residential construction & land	48	---	---	(21)	27
Commercial construction	49	---	---	40	89
Multi-family	223	200	---	387	410
Home equity	205	---	---	(19)	186
Consumer installment	120	232	95	220	203
Commercial loans	435	9	9	93	528
Total	$4,024	$687	$104	$1,628	$5,069

	Allowance for Loan Loss	Loans Receivable
	Ending Balance June 30, 2011 Impairment Analysis		Ending Balance June 30, 2011 Impairment Analysis
(In thousands)	Individually Evaluated	Collectively Evaluated	Individually Evaluated	Collectively Evaluated
Residential mortgage	$2	$1,765	$259	$181,353
Nonresidential mortgage	292	1,567	1,717	62,143
Residential construction & land	---	27	---	3,731
Commercial construction	---	89	---	2,014
Multi-family	160	250	434	5,614
Home equity	---	186	---	25,559
Consumer installment	---	203	---	4,008
Commercial loans	12	516	500	18,288
Total	$466	$4,603	$2,910	$302,710

Premises and Equipment	12 Months Ended
Jun. 30, 2012
Premises and Equipment [Abstract]
Premises and Equipment

Note 5. Premises and Equipment

A summary of premises and equipment at June 30, 2012 and 2011, is as follows:

(In thousands)	2012	2011
Land	$2,873	$2,873
Building and improvements	14,728	14,616
Furniture and equipment	6,724	6,509
Less: accumulated depreciation	(9,426)	(8,591)
Total premises and equipment	$14,899	$15,407

Deposits	12 Months Ended
Jun. 30, 2012
Deposits [Abstract]
Deposits

Note 6. Deposits

Major classifications of deposits at June 30, 2012 and 2011 are summarized as follows:

(In thousands)	2012	2011

Noninterest bearing checking	$52,783	$49,313
Interest bearing deposits:
Certificates of deposit	72,045	91,549
Savings deposits	132,822	111,851
Money market deposits	75,265	73,795
NOW deposits	179,022	143,389
Total interest bearing deposits	459,154	420,584

Total deposits	$511,937	$469,897

Advance payments by borrowers for taxes and insurance totaling $4,859,000 and $4,299,000 at June 30, 2012 and 2011, respectively, are included in savings deposits.

Related party deposits are not material.

The following indicates the amount of certificates of deposit by time remaining to maturity as of June 30, 2012.

(In thousands)	3 months	3 to 6	7 to 12	Over 12
	Or less	Months	Months	Months	Total

Certificates of deposit less than $100,000	$14,792	$10,823	$7,027	$16,979	$49,621
Certificates of deposit $100,000 or more	5,341	3,637	4,067	9,379	22,424
Total certificates of deposit	$20,133	$14,460	$11,094	$26,358	$72,045

Scheduled maturities of certificates of deposit at June 30, 2012 were as follows:

(In thousands)
Fiscal year end
2013	$45,687
2014	7,847
2015	16,699
2016	1,812
$72,045

Borrowings	12 Months Ended
Jun. 30, 2012
Borrowings [Abstract]
Borrowings

Note 7. Borrowings

At June 30, 2012, The Bank of Greene County had pledged approximately $168.9 million of its residential mortgage portfolio as collateral for borrowing at the Federal Home Loan Bank ("FHLB").   The maximum amount of funding available from the FHLB through either overnight advances or term borrowings was $135.2 million at June 30, 2012, of which $7.0 million in term borrowings were outstanding at June 30, 2012.  There were $14.0 million overnight borrowings outstanding at June 30, 2012.   Interest rates on overnight borrowings are determined at the time of borrowing.  Term borrowings consisted of $2.0 million of fixed rate, fixed term advances with a weighted average rate of 3.86% and a weighted average maturity of 12 months.  The remaining $5.0 million of borrowings, which carried a 3.64% interest rate and a maturity of 15 months at June 30, 2012, is unilaterally convertible by the FHLB under certain market interest rate scenarios, including three-month LIBOR at or above 7.50%, into replacement advances for the same or lesser principal amount based on the then current market rates.  If the Bank chooses not to accept the replacement funding, the Bank must repay this convertible advance, including any accrued interest, on the interest payment date.

The Bank also pledges securities as collateral at the Federal Reserve Bank discount window for overnight borrowings. At June 30, 2012, approximately $5.3 million of collateral was available to be pledged against potential borrowings at the Federal Reserve Bank discount window. There were no balances outstanding with the Federal Reserve Bank at June 30, 2012.

The Bank of Greene County has an unsecured line of credit with Atlantic Central Bankers Bank for $6.0 million. The line of credit provides for overnight borrowing and the interest rate is determined at the time of the borrowing. At June 30, 2012 and 2011 there were no balances outstanding with Atlantic Central Bankers Bank, and there was no activity during the fiscal years ended June 30, 2012 and 2011.

Scheduled maturities of term borrowings at June 30, 2012 were as follows:

(In thousands)
Fiscal year end
2013	1,000
2014	6,000
$7,000

Accumulated Other Comprehensive Income	12 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income

Note 8. Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income as of June 30, 2012 and June 30, 2011 are presented in the following table:

(In thousands)
	2012	2011
Unrealized gains on available-for-sale securities, net of tax	$1,280	$1,238
Unrealized loss on securities transferred to held-to-maturity, net of tax	(35)	(70)
Net losses and past service liability for defined benefit plan, net of tax	(1,072)	(649)
Accumulated other comprehensive income	$173	$519

Employee Benefit Plans	12 Months Ended
Jun. 30, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note 9. Employee Benefits Plans

Defined Benefit Pension Plan

The Bank of Greene County maintains a single-employer defined benefit pension plan (the "Pension Plan").   Effective January 1, 2006, the Board of Directors of the Bank resolved to exclude from membership in the Pension Plan employees hired on or after January 1, 2006 and elected to cease additional benefit accruals to existing Pension Plan participants effective July 1, 2006.  Substantially all Bank employees who were hired before January 1, 2006 and attained the age of 21 are covered by the Pension Plan.  Under the Pension Plan, retirement benefits are primarily a function of both years of service and level of compensation, at July 1, 2006.   This defined benefit pension plan is accounted for in accordance with FASB ASC Topic 715 guidance on "Compensation – Retirement Benefits, Defined Benefit Plans – Pension", which requires the Company to recognize in its consolidated financial statements an asset for a plan's overfunded status or a liability for a plan's underfunded status. Changes in the funded status of the single-employer defined benefit pension plan are reported as a component of other comprehensive income, net of applicable taxes, in the year in which changes occur.

Information regarding the single-employer defined benefit pension plan at June 30, 2012 and 2011 is as follows:

(In thousands)
Change in projected benefit obligation:	2012	2011
Benefit obligation at beginning of period	$4,038	$3,920
Interest cost	215	204
Actuarial loss (gain)	869	(27)
Benefits paid	(525)	(59)
Benefit obligation at June 30	$4,597	$4,038

Change in fair value of plan assets:
Fair value of plan assets at beginning of period	$3,318	$3,251
Actual return on plan assets	190	86
Employer contributions	---	40
Benefits paid	(525)	(59)
Fair value of plan assets at June 30	$2,983	$3,318
Underfunded status at June 30	$1,614	$720

The Company expects to make a contribution to the defined benefit pension plan during fiscal 2013; however, the amount has not yet been determined.

Net periodic pension expense is comprised of the following for the year ended June 30, 2012 and 2011:

(In thousands)	2012	2011
Interest cost	$215	$204
Expected return on plan assets	(224)	(221)
Amortization of net loss	36	31
Net periodic pension expense	$27	$14

The accumulated benefit obligation for the pension plan was $4.6 million and $4.0 million at June 30, 2012 and 2011, respectively.

Changes in plan assets and benefit obligations recognized in other comprehensive income during 2012 and 2011 consisted of the following:

(In thousands)	2012	2011
Actuarial loss on plan assets and benefit obligations	$690	$76
Deferred tax benefit	267	29
Net change in plan assets and benefit obligations recognized in other comprehensive income	$423	$47

The principal actuarial assumptions used were as follows:

Projected benefit obligation:	2012	2011
Discount rate	3.93%	5.48%
Net periodic pension expense:
Amortization period, in years	17	18
Discount rate	5.48%	5.34%
Expected long-term rate of return on plan assets	7.00%	7.00%

The discount rate used in the measurement of the Company's pension obligation is based on the Citigroup Pension Liability Index based on expected benefit payments of the plan. The discount rates are evaluated at each measurement date to give effect to changes in the general interest rates. The expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the projected benefit obligation. The selected rate considers the historical and expected future investment trends of the present and expected assets in the plan. Since this is a frozen plan, the compensation rate is zero percent.

Amounts recognized in our consolidated statements of financial condition related to our pension plan for the years ended June 30, are as follows:

(In thousands)
Other liabilities:	2012	2011
Projected benefit obligation in excess of fair value of pension plan	$1,614	$720

Accumulated other comprehensive income, net of taxes:
Net losses and past service liability	($1,072)	($649)

The weighted average asset allocation and fair value of our funded pension plan at June 30, 2012 and 2011 was as follows:

(Dollars In thousands)	2012		2011
	Fair Value		Fair Value
Money market accounts	$5	0.2%	$5	0.2%
Mutual funds	2,978	99.8%	3,313	99.8%
Total plan assets	$2,983	100.0%	$3,318	100.0%

The fair value of assets within the pension plan was determined utilizing a quoted price in active markets at the measurement date. As such, these assets are classified as Level 1 within the "Fair Value Measurement" hierarchy.

Our target allocation for investment in mutual funds is 80% consisting of short-term and intermediate-term fixed income bond funds and 20% large cap value funds. This allocation is consistent with our goal of preserving capital while achieving investment results that will contribute to the proper funding of pension obligations and cash flow requirements. Asset rebalancing is performed on a quarterly basis, with adjustments made when the investment mix varies by more than 5% from the target.

The amortization of accumulated other comprehensive income associated with the single employer defined benefit pension plan for fiscal 2013 is expected to be about $51,000.

Expected benefit payments under the pension plan over the next ten years at June 30, 2012 are as follows:

In thousands)

2013	$ 200
2014	200
2015	199
2016	199
2017	230
2018-2022	1,204

Defined Contribution Plan

The Bank of Greene County also participates in a defined contribution plan (the "Contribution Plan") covering substantially all employees who have completed three months of service.  The plan includes Section 401(k) and thrift provisions as defined under the Internal Revenue Code.  The provisions permit employees to contribute up to 25% of their total compensation on a pre-tax basis.    The Bank of Greene County matches employee contributions dollar for dollar for the first 3% and then 50% of the employee contributions up to the next 3%.  Company contributions associated with the contribution plan amounted to $203,000 and $186,000 in fiscal 2012 and 2011, respectively.

ESOP

All Bank employees meeting certain age and service requirements are eligible to participate in the ESOP.  Participant's benefits become fully vested after three years of service.  During the years ended June 30, 2012 and 2011, the Board of Directors authorized the payment of $84,000 and $72,000 respectively, to the ESOP trustee for the purposes of purchasing additional shares of stock to be allocated to employees as of December 2012 and 2011, respectively.   ESOP expense was $78,000 and $72,000 for the years ended June 30, 2012 and 2011, respectively.  There were no unearned shares at June 30, 2012 or 2011.

SERP

On June 21, 2010, the Board of Directors of The Bank of Greene County adopted The Bank of Greene County Supplemental Executive Retirement Plan (the "SERP Plan"), effective as of July 1, 2010. The SERP Plan benefits certain key senior executives of the Bank who are selected by the Board to participate.

The SERP Plan is intended to provide a benefit from the Bank upon retirement, death or disability or voluntary or involuntary termination of service (other than "for cause"). Accordingly, the SERP Plan obligates the Bank to make a contribution to each executive's account on the first business day of each July and permits each executive to defer up to 50% of his or her base salary and 100% of his or her annual bonus to the SERP Plan, subject to the requirements of Section 409A of the Internal Revenue Code ("Code"). In addition, the Bank may, but is not required to, make additional discretionary contributions to the executives' accounts from time to time. An executive becomes vested in the Bank's contributions after 10 calendar years of service following the effective date of the SERP Plan, and is fully vested immediately for all deferral of salary and bonus. However, the Executive will vest in the present value of his or her account in the event of death, disability or a change in control of the Bank or the Company. In the event the executive is terminated involuntarily or resigns for good reason following a change in control, the present value of all remaining Bank contributions is accelerated and paid to the executive's account, subject to potential reduction to avoid an excess parachute payment under Code Section 280G. In the event of the executive's death, disability or termination within two years after a change in control, executive's account will be paid in a lump sum to the executive or his beneficiary, as applicable. In the event executive is entitled to a benefit from the Plan due to retirement or other termination of employment, the benefit will be paid in 10 annual installments.

The net periodic pension costs related to the SERP for the year ended June 30, 2012 and 2011 was $157,000 and $53,000, respectively, consisting primarily of service and interest costs. The total liability for the SERP was $369,000 and $98,000 as of June 30, 2012 and 2011, respectively.

Stock-Based Compensation Plans	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans

Note 10. Stock-based Compensation Plans

Stock Option Plan

On March 28, 2000, shareholders approved the Greene County Bancorp, Inc. 2000 Stock Option Plan ("2000 Option Plan"), which authorized the Board of Directors to grant up to 181,898 shares of Common Stock.  On March 28, 2000, the Board of Directors granted 181,880 options to buy stock under the 2000 Option Plan at an exercise price of $3.94, the fair value of the stock on that date.  These options had a 10-year term and vested ratably over the 5-year vesting period.    On March 19, 2002, the Board of Directors granted 12,000 options that were previously forfeited by a former employee.  These options had an exercise price of $9.20, the fair value of the stock on March 19, 2002 and had cumulative vesting periods of four years, 20% immediately and 20% per year thereafter, and a term of 10 years.  During the fiscal year ended June 30, 2011, Greene County Bancorp, Inc. issued the remaining 7,250 shares from treasury stock for options exercised under the 2000 Option Plan.

On July 29, 2008, shareholders approved the Greene County Bancorp, Inc. 2008 stock-based compensation plan (the "2008 Option Plan") which allows the Company to issue up to 180,000 options and stock appreciation rights. On August 19, 2008, the Board of Directors granted 164,500 options and stock appreciation rights (in tandem) to buy stock under the 2008 Option Plan at an exercise price of $12.50, the fair value of the stock on that date. These options have a 10-year term and vested over a three year period upon meeting specific earnings performance goals. The fair value of each share option grant under the 2008 Option Plan was estimated on the date of grant to be $4.06 using the Black-Scholes option pricing model and assumed that performance goals would be achieved. At June 30, 2012 and 2011, these options were fully vested. The assumptions used in the Black-Scholes option pricing model as of the grant date were as follows:

Weighted average risk-free interest rate	3.23%
Weighted average expected term	6.5 years
Weighted average expected volatility	59.57%
Weighted average expected dividend yield	6.72%

The weighted average expected term was derived utilizing the "simplified" method which is the average of the award's weighted average vesting period and its contractual term. This method was used due to limited employee share option exercise history.

The Company recognized $19,000 and $223,000 in compensation costs and related income tax benefit of $6,000 and $23,000 related to the 2008 Option Plan during each of the fiscal years ended June 30, 2012 and 2011, respectively. At June 30, 2012, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted as all options were vested.

A summary of the Company's stock option activity and related information for its option plans for the fiscal years ended June 30, 2012 and 2011 is as follows:

	2012		2011
		Weighted Average		Weighted Average
		Exercise		Exercise
		Price		Price
	Shares	Per Share	Shares	Per Share
Outstanding at beginning of year	144,834	$12.50	171,750	$12.36
Options granted	---	---	---	---
Exercised	(41,134)	$12.50	(26,916)	$11.61
Expired	---	---	---	---
Outstanding at end of year	103,700	$12.50	144,834	$12.50
Exercisable at end of year	103,700	$12.50	144,834	$12.50

The following table presents stock options outstanding and exercisable at June 30, 2012:

Options Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$12.50	103,700	6.25	$12.50
Total	103,700		$12.50

The total intrinsic value of the options outstanding and exercisable at June 30, 2012 was approximately $640,000. The total intrinsic value of the options exercised during the years ended June 30, 2012 and 2011 was approximately $244,000 and $160,000, respectively. The Company had no non-vested options outstanding at June 30, 2012 and 2011.

Phantom Stock Option Plan and Long-term Incentive Plan

Greene County Bancorp, Inc. (the "Company") entered into the Greene County Bancorp, Inc. 2011 Phantom Stock Option and Long-term Incentive Plan (the "Plan"), effective as of July 1, 2011, to promote the long-term financial success of the Company and its subsidiaries by providing a means to attract, retain and reward individuals who contribute to such success and to further align their interests with those of the Company's shareholders.  The Plan is intended to provide benefits to employees and directors of the Company or any subsidiary as designated by the Compensation Committee of the Board of Directors of the Company ("Committee").   A total of 900,000 phantom stock options are available for awards under the Plan.  A phantom stock option represents the right to receive a cash payment on the date the award vests equal to the positive difference between the strike price on the grant date and the book value of a share of the Company stock on the determination date. The determination date is the last day of the plan year at the end of the third year after the grant date of the award, unless otherwise specified by the Committee.  The strike price will be the price established by the Committee, which will not be less than 100% of the book value of a share on a specified date, as determined under generally accepted accounting principles (GAAP) as of the last day of the quarter ending on or immediately preceding the valuation date with adjustments made, in the sole discretion of the Committee, to exclude accumulated other comprehensive income. During the year ended June 30, 2012, 235,350 phantom stock options were awarded under the plan. The Company recognized $265,000 in compensation costs related to the phantom stock option plan during the year ended June 30, 2012.

Earnings Per Share	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 11. Earnings Per Share

The reconciliation of earnings per share is as follows

		Weighted Average Number
	Net Income	Of Shares Outstanding	Earnings per share
Fiscal year ended
June 30, 2012	$5,830,000
Basic		4,156,481	$1.40
Effect of dilutive stock options		40,579	(0.01)
Diluted		4,197,060	$1.39

Fiscal year ended
June 30, 2011	$5,291,000
Basic		4,134,736	$1.28
Effect of dilutive stock options		30,494	(0.01)
Diluted		4,165,230	$1.27

:

Income Taxes	12 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Income Taxes

Note 12. Income Taxes

The provision for income taxes consists of the following for the fiscal years ended June 30:

(In thousands)	2012	2011
Current expense:
Federal	$1,665	$2,291
State	455	581
Total current expense	2,120	2,872
Deferred expense (benefit)	560	(140)
Total provision for income taxes	$2,680	$2,732

The effective tax rate differs from the federal statutory rate as follows for fiscal years ended June 30:

	2012	2011
Tax based on federal statutory rate	34.00%	34.00%
State income taxes, net of federal benefit	1.82	2.46
Tax-exempt income	(6.00)	(5.32)
Other, net	1.68	2.91
Total income tax expense	31.50%	34.05%

The components of the deferred tax assets and liabilities at June 30 were as follows:

In thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,390	$1,961
Pension benefits	625	278
Other	468	291
Total deferred tax assets	3,483	2,530

Deferred tax liabilities:

Depreciation	1,581	1,598
Loan costs	425	364
Real estate investment trust income	1,202	---
Unrealized gains on investment available for sale	786	737
Total deferred tax liabilities	3,994	2,699
Net deferred tax liability included in other liabilities	($511)	($169)

Income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of the evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company accounts for uncertain tax positions if it is more likely than not, based on technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances, and information available at the reporting date and is subject to management's judgments.

The Company recognizes interest and penalties on income taxes, if any, as a component of the provision for income taxes.

As of June 30, 2012 and 2011, the Company did not have any uncertain tax positions. The Company does not expect to have any changes in unrecognized tax benefits as a result of settlements with taxing authorities during the next twelve months. As of June 30, 2012, tax years ended June 30, 2008 through June 30, 2011, remain open and are subject to Federal and State taxing authority examination.

Commitments and Contingent Liabilities	12 Months Ended
Jun. 30, 2012
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities

Note 13. Commitments and Contingent Liabilities

In the normal course of business there are various commitments and contingent liabilities outstanding pertaining to the granting of loans and the lines of credit, which are not reflected in the accompanying consolidated financial statements.

The Bank of Greene County's unfunded loan commitments are as follows at June 30, 2012 and 2011:

(In thousands)	2012	2011
Nonresidential mortgage loan commitments	$5,964	$4,666
Residential mortgage loan commitments	5,087	3,274
Construction and land loan commitments	994	1,065
Unused portion of overdraft lines of credit	735	726
Unused portion of home equity lines of credit	8,432	8,429
Unused portion of commercial lines of credit	10,050	5,997
Commercial loan commitments	805	776
Total commitments	$32,067	$24,933

Commitments to extend credit in the form of loan commitments and lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being fully drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Bank of Greene County evaluates each customer's credit worthiness on a case-by-case basis.

The amount of collateral, if any, required by The Bank of Greene County upon credit extension is based on management's evaluation of customer credit. Commitments to extend mortgage credit are primarily collateralized by first liens on real estate. Collateral on extensions of commercial lines of credit vary but may include accounts receivable, inventory, property, plant and equipment, and income producing commercial property.

Operating Leases	12 Months Ended
Jun. 30, 2012
Operating Leases [Abstract]
Operating leases

Note 14. Operating Leases

The Bank of Greene County has non-cancelable lease commitments for three branch locations.  These leases include obligations for real estate taxes, insurance and maintenance expenses.  Total lease expense was $67,000 and $67,000 for the years ended June 30, 2012 and 2011, respectively.   Minimum non-cancelable lease commitments for future years ending June 30 are as follows:

(In thousands)
Fiscal year end	Annual Lease Payments
2013	$65
2014	69
2015	70
2016	52
2017	41
Thereafter	20
Total payments	$317

Concentrations of Credit Risk	12 Months Ended
Jun. 30, 2012
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk

Note 15. Concentrations of Credit Risk

The Bank of Greene County grants residential, consumer and commercial loans to customers primarily located in Greene County, New York. Over the last several years the Company has emphasized expansion into new markets in southern Albany and Columbia counties. Although The Bank of Greene County has a diversified loan portfolio, a substantial portion of its debtors' ability to honor their contracts is dependent upon employment and other economic factors throughout Greene and its contiguous counties.

Fair Value Measurements and Fair Value of Financial Instruments	12 Months Ended
Jun. 30, 2012
Fair Value Measurements and Fair Value of Financial Instruments [Abstract]
Fair Value Measurements and Fair Value of Financial Instruments

Note 16. Fair Value Measurements and Fair Value of Financial Instruments

Management uses its best judgment in estimating the fair value of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in a sale transaction on the dates indicated. The estimated fair value amounts have been measured as of June 30, 2012 and 2011 and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.

The following information should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only provided for a limited portion of the Company's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful.

The FASB ASC Topic on "Fair Value Measurements and Disclosures" establishes a fair value hierarchy that prioritized the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

An asset or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used are as follows:

		Fair Value Measurements Using
	June	Quoted Prices In Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	30, 2012	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Government sponsored enterprises	$17,398	$---	$17,398	$---
State and political subdivisions	4,899	---	4,899	---
Mortgage-backed securities-residential	19,106	---	19,106	---
Mortgage-backed securities-multi-family	40,663	---	40,663	---
Asset-backed securities	19	19	---	---
Corporate debt securities	5,316	5,316	---	---
Equity securities	127	127	---	---
Securities available-for-sale	$87,528	$5,462	$82,066	$---

		Fair Value Measurements Using
	June	Quoted Prices In Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	30, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Government sponsored enterprises	$25,703	$---	$25,703	$---
State and political subdivisions	7,062	---	7,062	---
Mortgage-backed securities-residential	28,914	---	28,914	---
Mortgage-backed securities-multi-family	21,096	---	21,096	---
Asset-backed securities	23	23	---	---
Corporate debt securities	7,206	7,206	---	---
Equity securities	113	113	---	---
Securities available-for-sale	$90,117	$7,342	$82,775	$---

From time to tim, certain investments that are actively traded and have quoted market prices are classified as Level 1 valuations.  Other available-for-sale investment securities have been valued by reference to prices for similar securities or through model-based techniques in which all significant inputs are observable and, therefore, such valuations have been classified as Level 2.   There were no transfers between fair value Level 1 and 2 for the years ended June 30, 2012 and 2011.

In addition to disclosures of the fair value of assets on a recurring basis, FASB ASC Topic on "Fair Value Measurements and Disclosures" requires disclosures for assets and liabilities measured at fair value on a nonrecurring basis, such as impaired assets, in the period in which a re-measurement at fair value is performed. Periodically, the Company records nonrecurring adjustments to the carrying value of loans based on fair value measurements for partial charge-offs of the uncollectible portions of those loans. Nonrecurring adjustments also include certain impairment amounts for collateral-dependent loans calculated as required by the "Receivables –Loan Impairment" subtopic of the FASB ASC when establishing the allowance for loan losses. Impaired loans are those loans for which the Company has re-measured impairment generally based on the fair value of the underlying collateral supporting the loan and, as a result, the carrying value of the loan less the calculated valuation amount does not necessarily represent the fair value of the loan. Real estate collateral is typically valued using independent appraisals or other indications of value based on recent comparable sales of similar properties or assumptions generally observable in the marketplace and the related nonrecurring fair value measurement adjustments have generally been classified as Level 3. Estimates of fair value used for other collateral supporting commercial loans generally are based on assumptions not observable in the marketplace and therefore such valuations have been classified as Level 3.

	June	Fair Value Measurements Using
(In thousands)	30, 2012	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$2,353	$---	$---	$2,353

	June	Fair Value Measurements Using
(In thousands)	30, 2011	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$1,982	$---	$---	$1,982

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were utilized to determine fair value:

	June
(In thousands)	30, 2012	Valuation Technique	Unobservable Input	Range
Impaired loans	$2,353	Appraisal of collateral	Appraisal adjustments	0-25%
			Liquidation expenses	10-15%

At June 30, 2012, loans subject to nonrecurring fair value measurement had a recorded investment of $3.1 million with related allowances of $773,000, and consisted of three residential mortgage loans, five nonresidential mortgage loans, one multifamily loan, one commercial construction loan and one commercial loan. At June 30, 2011, loans subject to nonrecurring fair value measurement had a recorded investment of $2.4 million with related allowance of $466,000, and consisted of two residential mortgage loans, six nonresidential mortgage loans, one multifamily loan and one commercial loan. The change in fair value of each of the impaired loans for the year ended June 30, 2012 was immaterial. During the year ended June 30, 2012, two nonresidential mortgage loans were transferred to foreclosed real estate at their fair value of $430,000, and two land loans were transferred to foreclosed real estate at their fair value of $163,000, and one residential loan was transferred to foreclosed real estate at its fair value of $60,000. No other financial assets or liabilities were re-measured during the year on a nonrecurring basis.

The carrying amounts reported in the consolidated statements of financial condition for cash and cash equivalents, long term certificate of deposits, accrued interest receivable and accrued interest payable approximate their fair values. Fair values of securities are based on quoted market prices (Level 1), where available, or matrix pricing (Level 2), which is a mathematical technique, used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted prices. The carrying amount of Federal Home Loan Bank stock approximates fair value. Fair values for variable rate loans that reprice frequently, with no significant credit risk, are based on carrying value. Fair value for fixed rate loans are estimated using discounted cash flows and interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values disclosed for demand and savings deposits are equal to carrying amounts at the reporting date. The carrying amounts for variable rate money market deposits approximate fair values at the reporting date. Fair values for fixed rate certificates of deposit are estimated using discounted cash flows and interest rates currently being offered in the market on similar certificates. Fair value for Federal Home Loan Bank long term borrowings are estimated using discounted cash flows and interest rates currently being offered on similar borrowings. The carrying value of short-term Federal Home Loan Bank borrowings approximates its fair value.

The fair value of commitments to extend credit is estimated based on an analysis of the interest rates and fees currently charged to enter into similar transactions, considering the remaining terms of the commitments and the credit-worthiness of the potential borrowers. At June 30, 2012 and 2011, the estimated fair values of these off-balance sheet financial instruments were immaterial, and are therefore excluded from the table below. The carrying amounts and estimated fair value of financial instruments are as follows:

(in thousands)	June 30, 2012		Fair Value Measurements Using
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$7,742	$7,742	$7,742	$---	$---
Securities available-for-sale	87,528	87,528	5,462	82,066	---
Securities held-to-maturity	146,389	150,162	---	150,162	---
Federal Home Loan Bank stock	1,744	1,744	1,744	---	---
Net loans	326,751	341,263	---	---	341,263
Accrued interest receivable	2,688	2,688	2,688	---	---
Deposits	511,937	512,154	439,892	72,262	---
Federal Home Loan Bank borrowings	21,000	21,264	---	21,264	---
Accrued interest payable	83	83	83	---	---

(In thousands)	June 30, 2011
	Carrying	Fair
	Amount	Value
Cash and cash equivalents	$9,966	$9,966
Securities available-for-sale	90,117	90,117
Securities held-to-maturity	124,177	126,205
Federal Home Loan Bank stock	1,916	1,916
Net loans	301,046	309,567
Accrued interest receivable	2,716	2,716
Deposits	469,897	470,444
Federal Home Loan Bank borrowings	26,300	26,941
Accrued interest payable	98	98

Regulatory Matters	12 Months Ended
Jun. 30, 2012
Regulatory Matters [Abstract]
Regulatory Matters

Note 17. Regulatory Matters

The Bank of Greene County and its wholly-owned subsidiary, Greene County Commercial Bank, are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can result in certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material impact on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank and the Commercial Bank must meet specific guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. As of June 30, 2012, the most recent notification from regulators categorized the banks as "well capitalized" under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank's category.

Quantitative measures established by regulation to ensure capital adequacy require The Bank of Greene County and Greene County Commercial Bank to maintain minimum amounts and ratios (set forth in the table below) of Total and Tier 1 capital to risk-weighted assets (as defined by regulations), of Tier 1 capital to assets (as defined), and of tangible capital to tangible assets (as defined). Management believes, as of June 30, 2012, that The Bank of Greene County and Greene County Commercial Bank meet all capital adequacy requirements to which they are subject.

					To Be Well Capitalized Under Prompt Corrective Action Provisions

			For Capital Adequacy Purposes
(Dollars In thousands)	Actual
The Bank of Greene County	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of June 30, 2012:

Total capital (to risk weighted assets)	$52,000	17.7%	$23,506	8.0%	$29,383	10.0%
Tier 1 capital (to risk weighted assets)	48,287	16.4	11,753	4.0	17,630	6.0
Tier 1 capital (to adjusted assets)	48,287	8.2	17,733	3.0	29,555	5.0

As of June 30, 2011:

Total capital (to risk weighted assets)	$48,873	17.0%	$22,958	8.0%	$28,697	10.0%
Tier 1 capital (to risk weighted assets)	45,269	15.8	11,479	4.0	17,218	6.0
Tier 1 capital (to adjusted assets)	45,269	8.3	16,370	3.0	27,283	5.0
Tangible capital (to tangible assets)	45,269	8.3	8,185	1.5	---	---

Greene County Commercial Bank

As of June 30, 2012:

Total capital (to risk weighted assets)	$13,237	39.6%	$2,677	8.0%	$3,346	10.0%
Tier 1 capital (to risk weighted assets)	$13,237	39.6	1,338	4.0	2,008	6.0
Tier 1 capital (to average assets)	$13,237	7.7	6,903	4.0	8,629	5.0

As of June 30, 2011:

Total capital (to risk weighted assets)	$14,053	46.7%	$2,406	8.0%	$3,008	10.0%
Tier 1 capital (to risk weighted assets)	$14,053	46.7	1,203	4.0	1,805	6.0
Tier 1 capital (to average assets)	$14,053	8.4	6,671	4.0	8,339	5.0

Condensed Financial Statements of Greene County Bancorp, Inc.	12 Months Ended
Jun. 30, 2012
Condensed Financial Statements of Greene County Bancorp, Inc. [Abstract]
Condensed Financial Statements of Greene County Bancorp, Inc.

Note 18. Condensed Financial Statements of Greene County Bancorp, Inc.

The following condensed financial statements summarize the financial position and the results of operations and cash flows of Greene County Bancorp, Inc. as of and for the fiscal years ended June 30, 2012 and 2011.

Greene County Bancorp, Inc.

Condensed Statements of Financial Condition

(In thousands)

	June 30,

ASSETS

	2012	2011
Cash and cash equivalents	$4,247	$2,324
Investment in subsidiaries	48,460	45,788
Prepaid expenses and other assets	14	14
Total assets	$52,721	$48,126

LIABILITIES AND SHAREHOLDERS' EQUITY

Total liabilities	$57	$45
Total shareholders' equity	52,664	48,081
Total liabilities and shareholders' equity	$52,721	$48,126

Greene County Bancorp, Inc.

Condensed Statements of Income

(In thousands)

	Years Ended June 30,
	2012	2011
Income:
Equity in undistributed net income of subsidiaries	$3,018	$3,972
Dividend from subsidiary	3,000	1,500
Tax exempt securities interest	---	2
Interest earning deposits	2	3

Total income

	$6,020	$5,477

Operating expenses:
Legal fees	94	79
Other	96	107

Total operating expenses

	190	186

Net income	$5,830	$5,291

Greene County Bancorp, Inc.

Condensed Statements of Cash Flows

(In thousands)

	Years Ended June 30
	2012	2011
Cash flows from operating activities:
Net Income	$5,830	$5,291
Adjustments to reconcile net income to cash provided by operating activities:
Undistributed earnings of subsidiaries	(3,018)	(3,972)
Stock option compensation	19	223
Excess tax benefit from share-based payment arrangements	(5)	(3)
Net decrease in accrued interest receivable, prepaid expenses
and other assets	---	7
Net (decrease) increase in total liabilities	17	(6)
Net cash provided by operating activities	2,843	1,540

Cash flow from investing activities:
Proceeds from maturities of securities	---	500
Net cash provided by investing activities	---	500

Cash flows from financing activities:
Payment of cash dividends	(1,297)	(1,647)
Proceeds from exercise of stock options	372	312
Excess tax benefit from share-based payment arrangements	5	3
Net cash used in financing activities	(920)	(1,332)

Net increase in cash and cash equivalents	1,923	708

Cash and cash equivalents at beginning of period	2,324	1,616

Cash and cash equivalents at end of period	$4,247	$2,324

Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent events

Note 19. Subsequent events

On July 17, 2012, the Board of Directors declared a quarterly dividend of $0.175 per share of Greene County Bancorp, Inc.'s common stock. The dividend reflected an annual cash dividend rate of $0.70 per share, and was unchanged from the dividend declared during the previous quarter. The dividend will be payable to stockholders of record, including the mutual holding company as of August 15, 2012, and will be paid on August 31, 2012.

Historically, Greene County Bancorp, MHC has waived its right to receive dividends declared on its shares of the Company's common stock, and Greene County Bancorp, MHC has waived the receipt of dividends for the quarter end June 30, 2012, subject to the non-objection of the Federal Reserve Board. The Federal Reserve Board has adopted interim final regulations that impose significant conditions and restrictions on the ability of mutual holding companies to waive the receipt of dividends from their subsidiaries, and the Board of Directors does not expect that Greene County Bancorp, MHC will obtain the non-objection of the Federal Reserve to waive the receipt of its dividends on the Company's common stock for the June 30, 2012 quarter. Accordingly, it is expected that such dividend will be paid to Greene County Bancorp, MHC.

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Jun. 30, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation [Policy Text Block]

Basis of Presentation

The consolidated financial statements include the accounts of Greene County Bancorp, Inc. (the "Company") and its subsidiary, The Bank of Greene County (the "Bank") and the Bank's subsidiaries Greene County Commercial Bank, and Greene Property Holdings, Ltd. All material inter-company accounts and transactions have been eliminated. Amounts in the prior year's consolidated financial statements have been reclassified whenever necessary to conform to the current year's presentation. These reclassifications had no effect on net income or shareholders' equity as previously reported. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). These consolidated financial statements consider events that occurred through the date the consolidated financial statements were issued.

Nature of Operations

Greene County Bancorp, Inc.'s primary business is the ownership and operation of its subsidiaries.  The Bank of Greene County has twelve full-service offices and an operations center located in its market area consisting of Greene County, Columbia County and southern Albany County, New York.    The Bank of Greene County is primarily engaged in the business of attracting deposits from the general public in The Bank of Greene County's market area, and investing such deposits, together with other sources of funds, in loans and investment securities.  Greene County Commercial Bank's primary business is to attract deposits from, and provide banking services, to local municipalities.  In June 2011, Greene Property Holdings, Ltd. was formed as a New York corporation that has elected under the Internal Revenue Code to be a real estate investment trust.  Greene Property Holdings, Ltd. is a subsidiary of The Bank of Greene County.  The Company received regulatory approvals to commence operation of this subsidiary during the quarter ended December 31, 2011.  Certain mortgages and notes held by The Bank of Greene County were transferred and beneficially owned by Greene Property Holdings, Ltd. as of January 4, 2012.  The Bank of Greene County continues to service these loans.  Greene Property Holdings financial statements are consolidated with The Bank of Greene County, and therefore, the impact of the formation of this subsidiary to the consolidated financial statement of Greene County Bancorp, Inc. was not material.

Charter [Policy Text Block]
Charter

Greene County Bancorp, Inc. and its parent mutual holding company (the "MHC") are federally chartered and, effective July 2011, regulated and examined by the Federal Reserve. The Bank of Greene County, the subsidiary of Greene County Bancorp, Inc., is also federally chartered and, effective July 2011, regulated and examined by the Office of the Comptroller of the Currency (the "OCC"). These changes were due to the passage of the Dodd-Frank Act.

The Bank of Greene County's subsidiary, Greene County Commercial Bank is a New York State-chartered financial institution. The Bank of Greene County's subsidiary, Greene Property Holdings, Ltd. was formed as a New York corporation.

As a federally chartered savings bank, The Bank of Greene County must maintain at least 65% of its "portfolio assets" (total assets minus goodwill and other intangible assets, office property and specified liquid investments up to 20% of total assets) in certain "qualified thrift investments" (primarily loans to purchase, refinance, construct, improve or repair domestic residential housing, home equity loans, securities backed by or representing an interest in mortgages on domestic residential housing, and Federal Home Loan Bank stock) in at least 9 months out of every 12 month period. A savings institution that fails the qualified thrift lender test is subject to certain operating restrictions and may be required to convert to a bank charter. At June 30, 2012 and for the year ended, The Bank of Greene County satisfied the requirement of the qualified thrift lender test.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the assessment of other-than-temporary security impairment.

While management uses available information to recognize losses on loans, future additions to the allowance for loan losses (the "Allowance") may be necessary, based on changes in economic conditions, asset quality or other factors. In addition, various regulatory authorities, as an integral part of their examination process, periodically review the Allowance. Such authorities may require the Company to recognize additions to the Allowance based on their judgments of information available to them at the time of their examination.

Greene County Bancorp, Inc. makes an assessment to determine whether there have been any events or economic circumstances to indicate that a security on which there is an unrealized loss is impaired on an other-than-temporary basis. The Company considers many factors including the severity and duration of the impairment; the intent and ability of the Company to hold the security for a period of time sufficient for a recovery in value; recent events specific to the issuer or industry; and for debt securities, intent to sell the security, whether it is more likely than not we will be required to sell the security before recovery, whether loss is expected, external credit ratings and recent downgrades. Securities on which there is an unrealized loss that is deemed to be other-than-temporary are written down to fair value.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, interest bearing deposits at other financial institutions, investments (with original maturity of three months or less), and overnight federal funds sold. The amounts of interest-bearing deposits included as cash equivalents at June 30, 2012 and 2011 were $641,000 and $1,013,000, respectively.

Securities [Policy Text Block]

Securities

Greene County Bancorp, Inc. has classified its investments in debt and equity securities as either available-for-sale or held-to-maturity. Available-for-sale securities are reported at fair value, with net unrealized gains and losses reflected in the accumulated other comprehensive income component of shareholders' equity, net of applicable income taxes. Held-to-maturity securities are those debt securities which management has the intent and the Company has the ability to hold to maturity and are reported at amortized cost. The Company does not have trading securities in its portfolio.

Realized gains or losses on security transactions are reported in earnings and computed using the specific identification cost basis. Fair values of securities are based on quoted market prices, where available. Valuation of securities is further described in Note 16. Amortization of bond premiums and accretion of bond discounts are amortized over the expected life of the securities using the interest method.

When the fair value of a held to maturity or available for sale security is less than its amortized cost basis, an assessment is made as to whether other-than-temporary impairment ("OTTI") is present. The Company considers numerous factors when determining whether a potential OTTI exists and the period over which the debt security is expected to recover. The principal factors considered are (1) the length of time and the extent to which the fair value has been less than the amortized cost basis, (2) the financial condition of the issuer (and guarantor, if any) and adverse conditions specifically related to the security, industry or geographic area, (3) failure of the issuer of the security to make scheduled interest or principal payments, (4) any changes to the rating of the security by a rating agency, and (5) the presence of credit enhancements, if any, including the guarantee of the federal government or any of its agencies.

For debt securities, OTTI is considered to have occurred if (1) the Company intends to sell the security before recovery of its amortized cost basis, (2) it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or (3) if the present value of expected cash flows is not sufficient to recover the entire amortized cost basis. In determining the present value of expected cash flows, the Company discounts the expected cash flows at the effective interest rate implicit in the security at the date of acquisition. In estimating cash flows expected to be collected, the Company uses available information with respect to security prepayment speeds, default rates and severity. In determining whether OTTI has occurred for equity securities, the Company considers the applicable factors described above and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

For debt securities, credit-related OTTI is recognized in income while noncredit related OTTI on securities not expected to be sold is recognized in other comprehensive income ("OCI"). Credit-related OTTI is measured as the difference between the present value of an impaired security's expected cash flows and its amortized cost basis. Noncredit-related OTTI is measured as the difference between the fair value of the security and its amortized cost less any credit-related losses recognized. For securities classified as held to maturity, the amount of OTTI recognized in OCI is accreted to the credit-adjusted expected cash flow amounts of the securities over future periods. For equity securities, the entire amount of OTTI is recognized in earnings.

Loans [Policy Text Block]

Loans

Loans are stated at unpaid principal balances, less the allowance for loan losses and net deferred loan origination fees and costs. Interest on loans is accrued and credited to income based upon the principal amount outstanding. Unearned discount on installment loans is recognized as income over the term of the loan, principally using a method that approximates the effective yield method. Nonrefundable loan fees and related direct costs are deferred and amortized over the life of the loan as an adjustment to loan yield using the effective interest method.

Allowance for Loan Losses [Policy Text Block]

Allowance for Loan Losses

The allowance for loan losses is maintained by a provision for loan losses charged to expense, reduced by net charge-offs and increased by recoveries of loans previously charged off. The level of the allowance is based on management's evaluation of the collectibility of the loan portfolio, including the nature of the portfolio, credit concentrations, trends in historical loss experience, specific impaired loans, payment status of the loan and economic conditions. The Bank of Greene County considers residential mortgages, home equity loans and installment loans to customers as small, homogeneous loans, which are evaluated for impairment collectively based on historical loss experience. Large nonresidential mortgage and commercial loans are reviewed individually and considered impaired if it is probable that The Bank of Greene County will not be able to collect scheduled payments of principal and interest when due, according to the contractual terms of the loan agreements. The measurement of impaired loans is generally based on the fair value of the underlying collateral, less estimated costs to sell. The majority of The Bank of Greene County loans, including most nonaccrual loans, are small homogenous loan types adequately supported by collateral. As a result, the level of impaired loans may only be a portion of nonaccrual loans. Loans that are delinquent or slow paying may not be impaired. Management considers the payment status of loans in the process of evaluating the adequacy of the allowance for loan losses among other factors. Loans that are either delinquent a minimum of 60 days or are on nonaccrual status, and are not individually considered impaired, are either designated as Special Mention or Substandard, and the allocation of the allowance for loan loss is based upon the risk associated with such designation.

Income Recognition on Impaired and Nonaccrual loans [Policy Text Block]
Income Recognition on Impaired and Nonaccrual loans

The Bank of Greene County generally places a loan, including impaired loans, on nonaccrual status when it is specifically determined to be impaired or when principal and interest is delinquent for 90 days or more. Any unpaid interest previously accrued on these loans is reversed from income. When a loan is specifically determined to be impaired, collection of interest and principal are generally applied as a reduction to principal outstanding until the collection of the remaining balance is reasonably assured. Interest income on all nonaccrual loans is recognized on a cash basis.

Foreclosed Real Estate (FRE) [Policy Text Block]

Foreclosed Real Estate (FRE)

FRE consists of properties acquired through mortgage loan foreclosure proceedings or in full or partial satisfaction of loans. FRE is initially recorded at fair value (less estimated costs to sell) at the date the collateral is acquired establishing a new cost basis and any shortfall is charged to the allowance for loan losses at this time. Subsequently, management reviews the value of FRE and write-downs, if any, are charged to expense. All expenses and income related to FRE are included in consolidated results of operations as part of noninterest expense.

Premises and Equipment [Policy Text Block]

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed using principally the straight-line method over the estimated useful lives of the related assets (39 years for building and improvements, 3-8 years for furniture and equipment). Maintenance and repairs are typically charged to expense when incurred. Gains and losses from sales or other dispositions of premises and equipment are included in consolidated results of operations. Leasehold improvements are amortized over the lesser of the related terms of the leases or their useful life.

Treasury Stock [Policy Text Block]
Treasury Stock

Common stock repurchases are recorded at cost and then held as treasury stock for subsequent issuance. From time to time, Greene County Bancorp, Inc. may repurchase shares of common stock if, in its judgment, such shares are an attractive investment, in view of the current price at which the common stock is trading relative to Greene County Bancorp, Inc.'s earnings per share, book value per share and general market and economic factors. Common stock may also be acquired in order to have shares available for issuance under the Stock Option Plans. See Note 10 to the consolidated financial statements, Stock-based Compensation Plans, for more information regarding these plans. No purchases of treasury stock were made during fiscal 2012 or 2011.

Federal Home Loan Bank Stock [Policy Text Block]

Federal Home Loan Bank Stock

Federal law requires a member institution of the Federal Home Loan Bank ("FHLB") system to hold stock of its district FHLB according to a predetermined formula. This stock is restricted in that it can only be sold to the FHLB or to another member institution, and all sales of FHLB stock must be at par. As a result of these restrictions, FHLB stock is carried a cost. FHLB stock is held as a long-term investment and its value is determined based on the ultimate recoverability of the par value. Impairment of this investment is evaluated quarterly and is a matter of judgment that reflects management's view of the FHLB's long-term performance, which includes factors such as the following: its operating performance; the severity and duration of declines in the fair value of its net assets related to its capital stock amount; its commitment to make payments required by law or regulation and the level of such payments in relation to its operating performance; the impact of legislative and regulatory changes on the FHLB, and accordingly, on the members of the FHLB; and its liquidity and funding position. After evaluating these considerations, Greene County Bancorp, Inc. concluded that the par value of its investment in FHLB stock will be recovered and, therefore, no other-than-temporary impairment charge was recorded during the fiscal years ended June 30, 2012 or 2011.

Advertising [Policy Text Block]

Advertising

Greene County Bancorp, Inc. follows a policy of charging the costs of advertising to expense as incurred. Advertising costs included in other operating expenses were $346,000 and $336,000 for the years ended June 30, 2012 and 2011, respectively.

Transfers of Financial Assets [Policy Text Block]

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Off-Balance Sheet Credit Related Financial Instruments [Policy Text Block]

Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments under lines of credit. Such financial instruments are recorded when they are funded.

Income Taxes [Policy Text Block]
Income Taxes

Provisions for income taxes are based on taxes currently payable or refundable and deferred income taxes on temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are reported at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled.

Earnings Per Share (EPS) [Policy Text Block]

Earnings Per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding during the period.  Diluted earnings per share is computed in a manner similar to that of basic earnings per share except that the weighted-average number of common shares outstanding is increased to include the number of incremental common shares that would have been outstanding under the treasury stock method if all potentially dilutive common shares (such as stock options) issued became vested during the period.  Unallocated common shares held by the ESOP are not included in the weighted-average number of common shares outstanding for either the basic or diluted earnings per share calculations.

IMPACT OF RECENT ACCOUNTING PRONOUNCEMENTS [Policy Text Block]

IMPACT OF RECENT ACCOUNTING PRONOUNCEMENTS

In June 2011, the FASB issued an amendment to its guidance on Comprehensive Income which has eliminated the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and will require it be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The single statement format  includes the traditional income statement and the components total other comprehensive income as well as total comprehensive income. In the two statement approach, the first statement is the traditional income statement which is immediately followed by a separate statement which includes the components of other comprehensive income, total other comprehensive income and total comprehensive income.  In December 2011, the FASB issued an update deferring the effective date for those changes that relate to the presentation of reclassification adjustments.   All other amendments in this ASU will be applied retrospectively. For public entities, they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The adoption of these amendments is not expected to have a material effect on our consolidated results of operations or financial position.

Securities (Tables)	12 Months Ended
Jun. 30, 2012
Securities [Abstract]
Unrealized Gain (Loss) on Investments [Table Text Block]

Securities at June 30, 2012 consisted of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. government sponsored enterprises	$16,816	$582	$---	$17,398
State and political subdivisions	4,783	116	---	4,899
Mortgage-backed securities-residential	18,625	482	1	19,106
Mortgage-backed securities-multi-family	40,077	604	18	40,663
Asset-backed securities	20	---	1	19
Corporate debt securities	5,053	263	---	5,316
Total debt securities	85,374	2,047	20	87,401
Equity and other securities	67	60	---	127
Total securities available-for-sale	85,441	2,107	20	87,528
Securities held-to-maturity:
U.S. treasury securities	11,029	61	---	11,090
U.S. government sponsored enterprises	998	31	---	1,029
State and political subdivisions	62,212	556	99	62,669
Mortgage-backed securities-residential	48,101	2,282	4	50,379
Mortgage-backed securities-multi-family	23,673	952	6	24,619
Other securities	376	---	---	376
Total securities held-to-maturity	146,389	3,882	109	150,162
Total securities	$231,830	$5,989	$129	$237,690

Securities at June 30, 2011 consisted of the following:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(In thousands)	Cost	Gains	Losses	Value
Securities available-for-sale:
U.S. government sponsored enterprises	$25,909	$171	$377	$25,703
State and political subdivisions	6,819	243	---	7,062
Mortgage-backed securities-residential	28,214	773	73	28,914
Mortgage-backed securities-multi-family	20,184	912	---	21,096
Asset-backed securities	24	---	1	23
Corporate debt securities	6,881	325	---	7,206
Total debt securities	88,031	2,424	451	90,004
Equity and other securities	67	46	---	113
Total securities available-for-sale	88,098	2,470	451	90,117
Securities held-to-maturity:
U.S. treasury securities	11,062	70	---	11,132
U.S. government sponsored enterprises	997	30	---	1,027
State and political subdivisions	34,933	200	9	35,124
Mortgage-backed securities-residential	57,347	1,737	35	59,049
Mortgage-backed securities-multi-family	19,434	47	14	19,467
Other securities	404	2	---	406
Total securities held-to-maturity	124,177	2,086	58	126,205
Total securities	$212,275	$4,556	$509	$216,322

Continuous Unrealized Loss Position, Fair Value [Table Text Block]

The following table shows fair value and gross unrealized losses, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2012.

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In thousands)	Value	Losses	Value	Losses	Value	Losses
Securities available-for-sale:
Mortgage-backed securities-residential	$340	$1	$---	$---	$340	$1
Mortgage-backed securities-multi-family	8,837	18	---	---	8,837	18
Asset-backed securities	---	---	19	1	19	1
Total securities available-for-sale	9,177	19	19	1	9,196	20
Securities held-to-maturity:
State and political subdivisions	10,696	99	---	---	10,696	99
Mortgage-backed securities-residential	527	4	---	---	527	4
Mortgage-backed securities-multi-family	4,189	6	---	---	4,189	6
Total securities held-to-maturity	15,412	109	---	---	15,412	109
Total securities	$24,589	$128	$19	$1	$24,608	$129

The following table shows fair value and gross unrealized losses, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2011.

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In thousands)	Value	Losses	Value	Losses	Value	Losses
Securities available-for-sale:
U.S. government sponsored enterprises	$13,446	$377	$---	$---	$13,446	$377
Mortgage-backed securities-residential	6,571	73	---	---	6,571	73
Asset-backed securities	---	---	22	1	22	1
Total securities available-for-sale	20,017	450	22	1	20,039	451
Securities held-to-maturity:
State and political subdivisions	1,610	9	---	---	1,610	9
Mortgage-backed securities-residential	7,680	35	---	---	7,680	35
Mortgage-backed securities-multi-family	10,670	14	---	---	10,670	14
Total securities held-to-maturity	19,960	58	---	---	19,960	58
Total securities	$39,977	$508	$22	$1	$39,999	$509

Schedule of Realized Gain (Loss) [Table Text Block]
(In thousands)	2012	2011
Gross realized gains on sale of available-for-sale securities	$11	$233
Gross realized losses on sale of available-for-sale securities	---	---
Other-than-temporary impairment losses	(25)	(2)
Net realized (losses) gains	($14)	$231

Investments Classified by Contractual Maturity Date [Table Text Block]
Available for sale debt securities	Amortized Cost	Fair Value
Within one year	$7,348	$7,436
After one year through five years	12,606	12,988
After five years through ten years	6,698	7,189
After ten years	---	---
Total available for sale debt securities	26,652	27,613
Mortgage-backed and asset-backed securities	58,722	59,788
Equity securities	67	127
Total available for sale securities	85,441	87,528

Held to maturity debt securities
Within one year	21,262	21,299
After one year through five years	25,238	25,488
After five years through ten years	19,745	19,988
After ten years	8,370	8,389
Total held to maturity debt securities	74,615	75,164
Mortgage-backed and asset-backed securities	71,774	74,998
Total held to maturity securities	146,389	150,162

Total securities	$231,830	$237,690

Loans (Tables)	12 Months Ended
Jun. 30, 2012
Loans [Abstract]
Major Loan Segments and Classes [Table Text Block]

	At June 30,
(In thousands)	2012	2011
Real estate mortgages:
Residential	$193,378	$181,612
Nonresidential	80,794	63,860
Construction and land	4,190	5,745
Multifamily	5,522	6,048
Total real estate mortgages	283,884	257,265
Home equity loans	22,808	25,559
Consumer installment	4,070	4,008
Commercial loans	21,688	18,788
Total gross loans	332,450	305,620
Allowance for loan losses	(6,177)	(5,069)
Deferred fees and costs	478	495
Total net loans	$326,751	$301,046

Loan Balances by Internal Credit Quality Indicator [Table Text Block]

Loan balances by internal credit quality indicator as of June 30, 2012 are shown below.

(In thousands)	Performing	Watch	Special Mention	Substandard	Total
Residential mortgage	$188,446	$---	$557	$4,375	$193,378
Nonresidential mortgage	77,761	---	588	2,445	80,794
Residential construction & land	2,156	---	---	---	2,156
Commercial construction	669	---	290	1,075	2,034
Multi-family	4,185	---	780	557	5,522
Home equity	22,708	---	---	100	22,808
Consumer installment	4,044	1	---	25	4,070
Commercial loans	20,045	39	762	842	21,688
Total gross loans	$320,014	$40	$2,977	$9,419	$332,450

Loan balances by internal credit quality indicator as of June 30, 2011 are shown below.

(In thousands)	Performing	Watch	Special Mention	Substandard	Total
Residential mortgage	$176,615	$1,782	$95	$3,120	$181,612
Nonresidential mortgage	59,633	1,017	602	2,608	63,860
Residential construction & land	3,718	---	---	13	3,731
Commercial construction	1,789	---	---	225	2,014
Multi-family	5,036	---	434	578	6,048
Home equity	25,446	64	---	49	25,559
Consumer installment	3,960	7	---	41	4,008
Commercial loans	17,149	274	680	685	18,788
Total gross loans	$293,346	$3,144	$1,811	$7,319	$305,620

The Company had no loans classified Doubtful or Loss at June 30, 2012 or 2011.

Delinquent and Nonaccrual Loans By Past Due Status [Table Text Block]

The following table sets forth information regarding delinquent and/or nonaccrual loans as of June 30, 2012:

(In thousands)	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total Loans	Loans on Non-accrual
Residential mortgage	$99	$1674	$3,850	$5,623	$187,755	$193,378	$4,206
Nonresidential mortgage	424	1,088	1,041	2,553	78,241	80,794	1,868
Residential construction & land	---	---	---	---	2,156	2,156	---
Commercial construction	---	---	---	---	2,034	2,034	---
Multi-family	---	---	431	431	5,091	5,522	431
Home equity	52	---	100	152	22,656	22,808	60
Consumer installment	76	4	24	104	3,966	4,070	25
Commercial loans	3	596	257	856	20,832	21,688	303
Total gross loans	$654	$3,362	$5,703	$9,719	$322,731	$332,450	$6,893

The following table sets forth information regarding delinquent and/or nonaccrual loans as of June 30, 2011:

(In thousands)	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total Loans	Loans on Non-accrual
Residential mortgage	$1,766	$1,292	$2,294	$5,352	$176,260	$181,612	$3,074
Nonresidential mortgage	1,163	687	1,799	3,649	60,211	63,860	2,171
Residential construction & land	---	---	13	13	3,718	3,731	13
Commercial construction	225	---	---	225	1,789	2,014	225
Multi-family	128	---	449	577	5,471	6,048	577
Home equity	168	64	43	275	25,284	25,559	49
Consumer installment	31	25	13	69	3,939	4,008	41
Commercial loans	69	546	82	697	18,091	18,788	144
Total gross loans	$3,550	$2,614	$4,693	$10,857	$294,763	$305,620	$6,294

Nonaccrual Loans, Interest Income Data [Table Text Block]
(In thousands)	2012	2011
Interest income that would have been recorded if loans had been performing in accordance with original terms	$550	$529
Interest income that was recorded on nonaccrual loans during the fiscal year ended	277	226

Impaired Loans By Loan Portfolio Class [Table Text Block]

	As of June 30, 2012			For the year ended June 30, 2012
(in thousands)	Recorded Investment	Unpaid Principal	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential mortgage	$213	$276	$---	$213	$---
Nonresidential mortgage	1,148	1,148	---	814	58
Multi-family	433	433	---	145	11
Total loans with no related allowance	1,794	1,857	---	1,172	69
With an allowance recorded:
Residential mortgage	200	200	10	129	6
Nonresidential mortgage	648	648	208	651	21
Commercial construction	1,075	1,075	365	357	23
Multi-family	428	428	155	431	24
Commercial loans	562	562	35	542	35
Total loans with related allowance	2,913	2,913	773	2,110	109
Total impaired loans:
Residential mortgage	413	476	10	342	6
Nonresidential mortgage	1,796	1,796	208	1,465	79
Commercial construction	1,075	1,075	365	357	23
Multi-family	861	861	155	576	35
Commercial loans	562	562	35	542	35
Total impaired loans	$4,707	$4,770	$773	$3,282	$178

	As of June 30, 2011			For the year ended June 30, 2011
(In thousands)	Recorded Investment	Unpaid Principal	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential mortgage	$213	$276	$---	$349	$4
Nonresidential mortgage	462	462	---	463	8
Total loans with no related allowance	675	738	---	812	12
With an allowance recorded:
Residential mortgage	46	46	2	46	1
Nonresidential mortgage	1,255	1,255	292	1,257	11
Multifamily	434	434	160	435	4
Commercial loans	500	500	12	500	7
Total loans with related allowance	2,235	2,235	466	2,238	23
Total impaired loans:
Residential mortgage	259	322	2	395	5
Nonresidential mortgage	1,717	1,717	292	1,720	19
Multifamily	434	434	160	435	4
Commercial loans	500	500	12	500	7
Total impaired loans	$2,910	$2,973	$466	$3,050	$35

Activity and Allocation of Allowance For Loan Losses [Table Text Block]

The following tables set forth the activity and allocation of the allowance for loan losses by loan category during and at the periods indicated. The allowance is allocated to each loan category based on historical loss experience and economic conditions. The Company does not reserve for unfunded commitments as these commitments are unconditionally cancelable at any time by the bank, and therefore, no loss is expected.

(In thousands)	Balance June 30, 2011	Charge-offs	Recoveries	Provision	Balance June 30, 2012
Residential mortgage	$1,767	$208	$7	$597	$2,163
Nonresidential mortgage	1,859	212	---	429	2,076
Residential construction & land	27	---	---	(8)	19
Commercial construction	89	---	---	318	407
Multi-family	410	---	---	(73)	337
Home equity	186	---	---	1	187
Consumer installment	203	280	82	202	207
Commercial loans	528	67	2	182	645
Unallocated	---	---	---	136	136
Total	$5,069	$767	$91	$1,784	$6,177

	Allowance for Loan Loss		Loans Receivable
	Ending Balance June 30, 2012 Impairment Analysis		Ending Balance June 30, 2012 Impairment Analysis
(In thousands)	Individually Evaluated	Collectively Evaluated	Individually Evaluated	Collectively Evaluated
Residential mortgage	$10	$2,153	$413	$192,965
Nonresidential mortgage	208	1,868	1,796	78,998
Residential construction & land	---	19	---	2,156
Commercial construction	365	42	1,075	959
Multi-family	155	182	861	4,661
Home equity	---	187	---	22,808
Consumer installment	---	207	---	4,070
Commercial loans	35	610	562	21,126
Unallocated	---	136	---	---
Total	$773	$5,404	$4,707	$327,743

(In thousands)	Balance June 30, 2010	Charge-offs	Recoveries	Provision	Balance June 30, 2011
Residential mortgage	$1,427	$140	$---	$480	$1,767
Nonresidential mortgage	1,517	106	---	448	1,859
Residential construction & land	48	---	---	(21)	27
Commercial construction	49	---	---	40	89
Multi-family	223	200	---	387	410
Home equity	205	---	---	(19)	186
Consumer installment	120	232	95	220	203
Commercial loans	435	9	9	93	528
Total	$4,024	$687	$104	$1,628	$5,069

	Allowance for Loan Loss	Loans Receivable
	Ending Balance June 30, 2011 Impairment Analysis		Ending Balance June 30, 2011 Impairment Analysis
(In thousands)	Individually Evaluated	Collectively Evaluated	Individually Evaluated	Collectively Evaluated
Residential mortgage	$2	$1,765	$259	$181,353
Nonresidential mortgage	292	1,567	1,717	62,143
Residential construction & land	---	27	---	3,731
Commercial construction	---	89	---	2,014
Multi-family	160	250	434	5,614
Home equity	---	186	---	25,559
Consumer installment	---	203	---	4,008
Commercial loans	12	516	500	18,288
Total	$466	$4,603	$2,910	$302,710

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

	As of June 30, 2012
(in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Current Outstanding Recorded Investment
Residential mortgage	2	$246	$156	$154

Premises and Equipment (Tables)	12 Months Ended
Jun. 30, 2012
Premises and Equipment [Abstract]
Summary of Premises and Equipment [Table Text Block]
(In thousands)	2012	2011
Land	$2,873	$2,873
Building and improvements	14,728	14,616
Furniture and equipment	6,724	6,509
Less: accumulated depreciation	(9,426)	(8,591)
Total premises and equipment	$14,899	$15,407

Deposits (Tables)	12 Months Ended
Jun. 30, 2012
Deposits [Abstract]
Schedule of Deposits [Table Text Block]
(In thousands)	2012	2011

Noninterest bearing checking	$52,783	$49,313
Interest bearing deposits:
Certificates of deposit	72,045	91,549
Savings deposits	132,822	111,851
Money market deposits	75,265	73,795
NOW deposits	179,022	143,389
Total interest bearing deposits	459,154	420,584

Total deposits	$511,937	$469,897

Schedule of Deposits by Time Remaining on Maturity [Table Text Block]
(In thousands)	3 months	3 to 6	7 to 12	Over 12
	Or less	Months	Months	Months	Total

Certificates of deposit less than $100,000	$14,792	$10,823	$7,027	$16,979	$49,621
Certificates of deposit $100,000 or more	5,341	3,637	4,067	9,379	22,424
Total certificates of deposit	$20,133	$14,460	$11,094	$26,358	$72,045

Schedule of Certificates of Deposits by Year of Maturity [Table Text Block]
(In thousands)
Fiscal year end
2013	$45,687
2014	7,847
2015	16,699
2016	1,812
$72,045

Borrowings (Tables)	12 Months Ended
Jun. 30, 2012
Borrowings [Abstract]
Scheduled Maturities of Term Borrowings [Table Text Block]
(In thousands)
Fiscal year end
2013	1,000
2014	6,000
$7,000

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Income [Abstract]
Components of Accumulated Other Comprehensive Income [Table Text Block]
(In thousands)
	2012	2011
Unrealized gains on available-for-sale securities, net of tax	$1,280	$1,238
Unrealized loss on securities transferred to held-to-maturity, net of tax	(35)	(70)
Net losses and past service liability for defined benefit plan, net of tax	(1,072)	(649)
Accumulated other comprehensive income	$173	$519

Employee Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2012
Employee Benefit Plans [Abstract]
Change in Fair Value of Plan Assets [Table Text Block]
(In thousands)
Change in projected benefit obligation:	2012	2011
Benefit obligation at beginning of period	$4,038	$3,920
Interest cost	215	204
Actuarial loss (gain)	869	(27)
Benefits paid	(525)	(59)
Benefit obligation at June 30	$4,597	$4,038

Change in fair value of plan assets:
Fair value of plan assets at beginning of period	$3,318	$3,251
Actual return on plan assets	190	86
Employer contributions	---	40
Benefits paid	(525)	(59)
Fair value of plan assets at June 30	$2,983	$3,318
Underfunded status at June 30	$1,614	$720

Schedule Of Net Periodic Income (Expense) [Table Text Block]
(In thousands)	2012	2011
Interest cost	$215	$204
Expected return on plan assets	(224)	(221)
Amortization of net loss	36	31
Net periodic pension expense	$27	$14

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
(In thousands)	2012	2011
Actuarial loss on plan assets and benefit obligations	$690	$76
Deferred tax benefit	267	29
Net change in plan assets and benefit obligations recognized in other comprehensive income	$423	$47

Schedule of Assumptions Used [Table Text Block]
Projected benefit obligation:	2012	2011
Discount rate	3.93%	5.48%
Net periodic pension expense:
Amortization period, in years	17	18
Discount rate	5.48%	5.34%
Expected long-term rate of return on plan assets	7.00%	7.00%

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
(In thousands)
Other liabilities:	2012	2011
Projected benefit obligation in excess of fair value of pension plan	$1,614	$720

Accumulated other comprehensive income, net of taxes:
Net losses and past service liability	($1,072)	($649)

Schedule of Allocation of Plan Assets [Table Text Block]
(Dollars In thousands)	2012		2011
	Fair Value		Fair Value
Money market accounts	$5	0.2%	$5	0.2%
Mutual funds	2,978	99.8%	3,313	99.8%
Total plan assets	$2,983	100.0%	$3,318	100.0%

Schedule of Expected Benefit Payments [Table Text Block]
2013	$ 200
2014	200
2015	199
2016	199
2017	230
2018-2022	1,204

Stock-Based Compensation Plans (Tables)	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation Plans [Abstract]
Assumptions Used in Black-Scholes Option Pricing Model [Table Text Block]
Weighted average risk-free interest rate	3.23%
Weighted average expected term	6.5 years
Weighted average expected volatility	59.57%
Weighted average expected dividend yield	6.72%

Summary of Stock Option Activity [Table Text Block]

	2012		2011
		Weighted Average		Weighted Average
		Exercise		Exercise
		Price		Price
	Shares	Per Share	Shares	Per Share
Outstanding at beginning of year	144,834	$12.50	171,750	$12.36
Options granted	---	---	---	---
Exercised	(41,134)	$12.50	(26,916)	$11.61
Expired	---	---	---	---
Outstanding at end of year	103,700	$12.50	144,834	$12.50
Exercisable at end of year	103,700	$12.50	144,834	$12.50

Options Outstanding and Exercisable [Table Text Block]

Options Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$12.50	103,700	6.25	$12.50
Total	103,700		$12.50

Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]

		Weighted Average Number
	Net Income	Of Shares Outstanding	Earnings per share
Fiscal year ended
June 30, 2012	$5,830,000
Basic		4,156,481	$1.40
Effect of dilutive stock options		40,579	(0.01)
Diluted		4,197,060	$1.39

Fiscal year ended
June 30, 2011	$5,291,000
Basic		4,134,736	$1.28
Effect of dilutive stock options		30,494	(0.01)
Diluted		4,165,230	$1.27

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Provision for Income Taxes [Table Text Block]
(In thousands)	2012	2011
Current expense:
Federal	$1,665	$2,291
State	455	581
Total current expense	2,120	2,872
Deferred expense (benefit)	560	(140)
Total provision for income taxes	$2,680	$2,732

Effective Tax Rate Reconciliation [Table Text Block]
	2012	2011
Tax based on federal statutory rate	34.00%	34.00%
State income taxes, net of federal benefit	1.82	2.46
Tax-exempt income	(6.00)	(5.32)
Other, net	1.68	2.91
Total income tax expense	31.50%	34.05%

Deferred Tax Assets and Liablilities [Table Text Block]

The components of the deferred tax assets and liabilities at June 30 were as follows:

In thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,390	$1,961
Pension benefits	625	278
Other	468	291
Total deferred tax assets	3,483	2,530

Deferred tax liabilities:

Depreciation	1,581	1,598
Loan costs	425	364
Real estate investment trust income	1,202	---
Unrealized gains on investment available for sale	786	737
Total deferred tax liabilities	3,994	2,699
Net deferred tax liability included in other liabilities	($511)	($169)

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Jun. 30, 2012
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingencies [Table Text Block]
(In thousands)	2012	2011
Nonresidential mortgage loan commitments	$5,964	$4,666
Residential mortgage loan commitments	5,087	3,274
Construction and land loan commitments	994	1,065
Unused portion of overdraft lines of credit	735	726
Unused portion of home equity lines of credit	8,432	8,429
Unused portion of commercial lines of credit	10,050	5,997
Commercial loan commitments	805	776
Total commitments	$32,067	$24,933

Operating Leases (Tables)	12 Months Ended
Jun. 30, 2012
Operating Leases [Abstract]
Schedule of Non-Cancelable Lease Commitments [Table Text Block]
(In thousands)
Fiscal year end	Annual Lease Payments
2013	$65
2014	69
2015	70
2016	52
2017	41
Thereafter	20
Total payments	$317

Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2012
Fair Value Measurements and Fair Value of Financial Instruments [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

		Fair Value Measurements Using
	June	Quoted Prices In Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	30, 2012	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Government sponsored enterprises	$17,398	$---	$17,398	$---
State and political subdivisions	4,899	---	4,899	---
Mortgage-backed securities-residential	19,106	---	19,106	---
Mortgage-backed securities-multi-family	40,663	---	40,663	---
Asset-backed securities	19	19	---	---
Corporate debt securities	5,316	5,316	---	---
Equity securities	127	127	---	---
Securities available-for-sale	$87,528	$5,462	$82,066	$---

		Fair Value Measurements Using
	June	Quoted Prices In Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	30, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Government sponsored enterprises	$25,703	$---	$25,703	$---
State and political subdivisions	7,062	---	7,062	---
Mortgage-backed securities-residential	28,914	---	28,914	---
Mortgage-backed securities-multi-family	21,096	---	21,096	---
Asset-backed securities	23	23	---	---
Corporate debt securities	7,206	7,206	---	---
Equity securities	113	113	---	---
Securities available-for-sale	$90,117	$7,342	$82,775	$---

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

	June	Fair Value Measurements Using
(In thousands)	30, 2012	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$2,353	$---	$---	$2,353

	June	Fair Value Measurements Using
(In thousands)	30, 2011	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$1,982	$---	$---	$1,982

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were utilized to determine fair value:

	June
(In thousands)	30, 2012	Valuation Technique	Unobservable Input	Range
Impaired loans	$2,353	Appraisal of collateral	Appraisal adjustments	0-25%
			Liquidation expenses	10-15%

Carrying Amounts and Estimated Fair Value [Table Text Block]

(in thousands)	June 30, 2012		Fair Value Measurements Using
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$7,742	$7,742	$7,742	$---	$---
Securities available-for-sale	87,528	87,528	5,462	82,066	---
Securities held-to-maturity	146,389	150,162	---	150,162	---
Federal Home Loan Bank stock	1,744	1,744	1,744	---	---
Net loans	326,751	341,263	---	---	341,263
Accrued interest receivable	2,688	2,688	2,688	---	---
Deposits	511,937	512,154	439,892	72,262	---
Federal Home Loan Bank borrowings	21,000	21,264	---	21,264	---
Accrued interest payable	83	83	83	---	---

(In thousands)	June 30, 2011
	Carrying	Fair
	Amount	Value
Cash and cash equivalents	$9,966	$9,966
Securities available-for-sale	90,117	90,117
Securities held-to-maturity	124,177	126,205
Federal Home Loan Bank stock	1,916	1,916
Net loans	301,046	309,567
Accrued interest receivable	2,716	2,716
Deposits	469,897	470,444
Federal Home Loan Bank borrowings	26,300	26,941
Accrued interest payable	98	98

Regulatory Matters (Tables)	12 Months Ended
Jun. 30, 2012
Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

					To Be Well Capitalized Under Prompt Corrective Action Provisions

			For Capital Adequacy Purposes
(Dollars In thousands)	Actual
The Bank of Greene County	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of June 30, 2012:

Total capital (to risk weighted assets)	$52,000	17.7%	$23,506	8.0%	$29,383	10.0%
Tier 1 capital (to risk weighted assets)	48,287	16.4	11,753	4.0	17,630	6.0
Tier 1 capital (to adjusted assets)	48,287	8.2	17,733	3.0	29,555	5.0

As of June 30, 2011:

Total capital (to risk weighted assets)	$48,873	17.0%	$22,958	8.0%	$28,697	10.0%
Tier 1 capital (to risk weighted assets)	45,269	15.8	11,479	4.0	17,218	6.0
Tier 1 capital (to adjusted assets)	45,269	8.3	16,370	3.0	27,283	5.0
Tangible capital (to tangible assets)	45,269	8.3	8,185	1.5	---	---

Greene County Commercial Bank

As of June 30, 2012:

Total capital (to risk weighted assets)	$13,237	39.6%	$2,677	8.0%	$3,346	10.0%
Tier 1 capital (to risk weighted assets)	$13,237	39.6	1,338	4.0	2,008	6.0
Tier 1 capital (to average assets)	$13,237	7.7	6,903	4.0	8,629	5.0

As of June 30, 2011:

Total capital (to risk weighted assets)	$14,053	46.7%	$2,406	8.0%	$3,008	10.0%
Tier 1 capital (to risk weighted assets)	$14,053	46.7	1,203	4.0	1,805	6.0
Tier 1 capital (to average assets)	$14,053	8.4	6,671	4.0	8,339	5.0

Condensed Financial Statements (Tables)	12 Months Ended
Jun. 30, 2012
Condensed Financial Statements of Greene County Bancorp, Inc. [Abstract]
Condensed Statements of Financial Condition [Table Text Block]

	June 30,

ASSETS

	2012	2011
Cash and cash equivalents	$4,247	$2,324
Investment in subsidiaries	48,460	45,788
Prepaid expenses and other assets	14	14
Total assets	$52,721	$48,126

LIABILITIES AND SHAREHOLDERS' EQUITY

Total liabilities	$57	$45
Total shareholders' equity	52,664	48,081
Total liabilities and shareholders' equity	$52,721	$48,126

Condensed Statements of Income [Table Text Block]

	Years Ended June 30,
	2012	2011
Income:
Equity in undistributed net income of subsidiaries	$3,018	$3,972
Dividend from subsidiary	3,000	1,500
Tax exempt securities interest	---	2
Interest earning deposits	2	3

Total income

	$6,020	$5,477

Operating expenses:
Legal fees	94	79
Other	96	107

Total operating expenses

	190	186

Net income	$5,830	$5,291

Condensed Statements of Cash Flows [Table Text Block]

	Years Ended June 30
	2012	2011
Cash flows from operating activities:
Net Income	$5,830	$5,291
Adjustments to reconcile net income to cash provided by operating activities:
Undistributed earnings of subsidiaries	(3,018)	(3,972)
Stock option compensation	19	223
Excess tax benefit from share-based payment arrangements	(5)	(3)
Net decrease in accrued interest receivable, prepaid expenses
and other assets	---	7
Net (decrease) increase in total liabilities	17	(6)
Net cash provided by operating activities	2,843	1,540

Cash flow from investing activities:
Proceeds from maturities of securities	---	500
Net cash provided by investing activities	---	500

Cash flows from financing activities:
Payment of cash dividends	(1,297)	(1,647)
Proceeds from exercise of stock options	372	312
Excess tax benefit from share-based payment arrangements	5	3
Net cash used in financing activities	(920)	(1,332)

Net increase in cash and cash equivalents	1,923	708

Cash and cash equivalents at beginning of period	2,324	1,616

Cash and cash equivalents at end of period	$4,247	$2,324

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Number of Stores	12
Interest-bearing Deposits in Banks and Other Financial Institutions	$ 641	$ 1,013
Advertising Expense	$ 346	$ 336
Building and improvements [Member]
Property, Plant and Equipment, Useful Life	39 years
Furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	8 years

Balances at Other Banks (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Balances at Other Banks [Abstract]
Cash Reserve Deposit Required and Made	$ 867	$ 613

Securities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Securities [Abstract]
Securities in Unrealized Loss Positions For Less Than Twelve Months, Qualitative Disclosure, Number of Positions	46
Securities in Unrealized Loss Positions For Twelve Months Or More, Qualitative Disclosure, Number of Positions	1
Deposit Liabilities, Collateral Issued, Financial Instruments	$ 181.6	$ 161.3
Available-for-sale Securities Pledged as Collateral	$ 5.3	$ 6.7

Securities (Unrealized Gain (Loss) on Investments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Schedule of Investments [Line Items]
Amortized Cost	$ 85,441	$ 88,098
Gross Unrealized Gains	2,107	2,470
Gross Unrealized Losses	20	451
Estimated Fair Value	87,528	90,117
Amortized Cost	146,389	124,177
Gross Unrealized Gains	3,882	2,086
Gross Unrealized Losses	109	58
Estimated Fair Value	150,162	126,205
Total Securities, Amortized Cost	231,830	212,275
Total Securities, Gross Unrealized Gains	5,989	4,556
Total Securities, Gross Unrealized Losses	129	509
Total Securities, Estimated Fair Value	237,690	216,322
US Treasury Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	11,029	11,062
Gross Unrealized Gains	61	70
Estimated Fair Value	11,090	11,132
U.S. Government sponsored enterprises [Member]
Schedule of Investments [Line Items]
Amortized Cost	16,816	25,909
Gross Unrealized Gains	582	171
Gross Unrealized Losses		377
Estimated Fair Value	17,398	25,703
Amortized Cost	998	997
Gross Unrealized Gains	31	30
Estimated Fair Value	1,029	1,027
State and political subdivisions [Member]
Schedule of Investments [Line Items]
Amortized Cost	4,783	6,819
Gross Unrealized Gains	116	243
Estimated Fair Value	4,899	7,062
Amortized Cost	62,212	34,933
Gross Unrealized Gains	556	200
Gross Unrealized Losses	99	9
Estimated Fair Value	62,669	35,124
Mortgage-backed securities-residential [Member]
Schedule of Investments [Line Items]
Amortized Cost	18,625	28,214
Gross Unrealized Gains	482	773
Gross Unrealized Losses	1	73
Estimated Fair Value	19,106	28,914
Amortized Cost	48,101	57,347
Gross Unrealized Gains	2,282	1,737
Gross Unrealized Losses	4	35
Estimated Fair Value	50,379	59,049
Mortgage-backed securities-multi-family [Member]
Schedule of Investments [Line Items]
Amortized Cost	40,077	20,184
Gross Unrealized Gains	604	912
Gross Unrealized Losses	18
Estimated Fair Value	40,663	21,096
Amortized Cost	23,673	19,434
Gross Unrealized Gains	952	47
Gross Unrealized Losses	6	14
Estimated Fair Value	24,619	19,467
Other Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	376	404
Gross Unrealized Gains		2
Estimated Fair Value	376	406
Asset-backed securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	20	24
Gross Unrealized Losses	1	1
Estimated Fair Value	19	23
Corporate debt securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	5,053	6,881
Gross Unrealized Gains	263	325
Estimated Fair Value	5,316	7,206
Debt Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	85,374	88,031
Gross Unrealized Gains	2,047	2,424
Gross Unrealized Losses	20	451
Estimated Fair Value	87,401	90,004
Equity securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	67	67
Gross Unrealized Gains	60	46
Estimated Fair Value	$ 127	$ 113

Securities (Schedule of Unrealized Loss on Investments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Schedule of Investments [Line Items]
Less than 12 Months: Available-for-Sale, Fair Value	$ 9,177	$ 20,017
Less than 12 Months: Available-for-Sale, Unrealized Losses	19	450
12 Months or More: Available-for-Sale, Fair Value	19	22
12 Months or More: Available-for-Sale, Unrealized Losses	1	1
Total: Available-for-Sale, Fair Value	9,196	20,039
Total: Available-for-Sale, Unrealized Losses	20	451
Less than 12 Months: Held-to-Maturity, Fair Value	15,412	19,960
Less than 12 Months: Held-to-Maturity, Unrealized Losses	109	58
Total: Held-to-Maturity, Fair Value	15,412	19,960
Total: Held-to-Maturity, Unrealized Losses	109	58
Less than 12 Months: Total Fair Value	24,589	39,977
Less Than 12 Months: Total Unrealized Losses	128	508
12 Months or More: Total Fair Value	19	22
12 Months or More: Total Unrealized Losses	1	1
Total Fair Value	24,608	39,999
Total Unrealized Losses	129	509
U.S. Government sponsored enterprises [Member]
Schedule of Investments [Line Items]
Less than 12 Months: Available-for-Sale, Fair Value		13,446
Less than 12 Months: Available-for-Sale, Unrealized Losses		377
Total: Available-for-Sale, Fair Value		13,446
Total: Available-for-Sale, Unrealized Losses		377
State and political subdivisions [Member]
Schedule of Investments [Line Items]
Less than 12 Months: Held-to-Maturity, Fair Value	10,696	1,610
Less than 12 Months: Held-to-Maturity, Unrealized Losses	99	9
Total: Held-to-Maturity, Fair Value	10,696	1,610
Total: Held-to-Maturity, Unrealized Losses	99	9
Mortgage-backed securities-residential [Member]
Schedule of Investments [Line Items]
Less than 12 Months: Available-for-Sale, Fair Value	340	6,571
Less than 12 Months: Available-for-Sale, Unrealized Losses	1	73
Total: Available-for-Sale, Fair Value	340	6,571
Total: Available-for-Sale, Unrealized Losses	1	73
Less than 12 Months: Held-to-Maturity, Fair Value	527	7,680
Less than 12 Months: Held-to-Maturity, Unrealized Losses	4	35
Total: Held-to-Maturity, Fair Value	527	7,680
Total: Held-to-Maturity, Unrealized Losses	4	35
Mortgage-backed securities-multi-family [Member]
Schedule of Investments [Line Items]
Less than 12 Months: Available-for-Sale, Fair Value	8,837
Less than 12 Months: Available-for-Sale, Unrealized Losses	18
Total: Available-for-Sale, Fair Value	8,837
Total: Available-for-Sale, Unrealized Losses	18
Less than 12 Months: Held-to-Maturity, Fair Value	4,189	10,670
Less than 12 Months: Held-to-Maturity, Unrealized Losses	6	14
Total: Held-to-Maturity, Fair Value	4,189	10,670
Total: Held-to-Maturity, Unrealized Losses	6	14
Asset-backed securities [Member]
Schedule of Investments [Line Items]
12 Months or More: Available-for-Sale, Fair Value	19	22
12 Months or More: Available-for-Sale, Unrealized Losses	1	1
Total: Available-for-Sale, Fair Value	19	22
Total: Available-for-Sale, Unrealized Losses	$ 1	$ 1

Securities (Schedule of Realized Gain (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Securities [Abstract]
Gross realized gains on sale of available-for-sale securities	$ 11	$ 233
Other than temporary impairment of available-for-sale security	(25)	(2)
Net realized gains (losses)	$ (14)	$ 231

Securities (Investments Classified by Contractual Maturity Date) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	$ 7,436
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	12,988
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	7,189
Available-for-sale Securities	87,528	90,117
Held-to-maturity Securities, Debt Maturities, within One Year, Fair Value	21,299
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Fair Value	25,488
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Fair Value	19,988
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	8,389
Held-to-maturity Securities, Fair Value	150,162	126,205
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	7,348
Available-for-sale Securities, Debt Maturities, Rolling Year Two Through Five, Amortized Cost Basis	12,606
Available-for-sale Securities, Debt Maturities, Rolling Year Six Through Ten, Amortized Cost Basis	6,698
Available-for-sale Securities, Amortized Cost Basis	85,441	88,098
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	21,262
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	25,238
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	19,745
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	8,370
Held-to-maturity Securities	146,389	124,177
Total Securities, Amortized Cost	231,830	212,275
Total Securities, Estimated Fair Value	237,690	216,322
Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Securities	27,613
Available-for-sale Securities	87,401	90,004
Held-to-maturity Securities, Debt Maturities, Fair Value	75,164
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	26,652
Available-for-sale Securities, Amortized Cost Basis	85,374	88,031
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	74,615
Mortgage-backed and asset-backed securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	59,788
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Fair Value	74,998
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	58,722
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Net Carrying Amount	71,774
Equity securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities	127	113
Available-for-sale Securities, Amortized Cost Basis	$ 67	$ 67

Loans (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Maximum Loan-To-Value Ratio	80.00%
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 6,893,000	$ 6,294,000
Loans in the process of foreclosure	3,500,000
Nonaccrual Loans Making Payments Pursuant To Forbearance Agreements	905,000
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	124,000	0
Financing Receivable, Recorded Investment 90 Days Past Due And Still Accruing, Number of Contracts	2
Less than 90 days delinquent [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 1,300,000
The Bank of Greene County [Member] | Residential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Maximum Loan-To-Value Ratio	95.00%

Loans (Major Loan Segments and Classes) (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 332,450,000	$ 305,620,000
Allowance for loan losses	(6,177,000)	(5,069,000)
Deferred fees and costs	478,000	495,000
Net loans receivable	326,751,000	301,046,000
Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	193,378,000	181,612,000
Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	80,794,000	63,860,000
Construction and land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,190,000	5,745,000
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	5,522,000	6,048,000
Total real estate mortages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	283,884,000	257,265,000
Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	22,808,000	25,559,000
Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,070,000	4,008,000
Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 21,688,000	$ 18,788,000

Loans (Loan Balances by Internal Credit Quality Indicator) (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 332,450,000	$ 305,620,000
Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	193,378,000	181,612,000
Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	80,794,000	63,860,000
Residential construction & land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,156,000	3,731,000
Commercial construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,034,000	2,014,000
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	5,522,000	6,048,000
Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	22,808,000	25,559,000
Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,070,000	4,008,000
Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	21,688,000	18,788,000
Performing [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	320,014,000	293,346,000
Performing [Member] | Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	188,446,000	176,615,000
Performing [Member] | Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	77,761,000	59,633,000
Performing [Member] | Residential construction & land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,156,000	3,718,000
Performing [Member] | Commercial construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	669,000	1,789,000
Performing [Member] | Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,185,000	5,036,000
Performing [Member] | Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	22,708,000	25,446,000
Performing [Member] | Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,044,000	3,960,000
Performing [Member] | Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	20,045,000	17,149,000
Watch [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	40,000	3,144,000
Watch [Member] | Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		1,782,000
Watch [Member] | Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		1,017,000
Watch [Member] | Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		64,000
Watch [Member] | Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,000	7,000
Watch [Member] | Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	39,000	274,000
Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,977,000	1,811,000
Special Mention [Member] | Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	557,000	95,000
Special Mention [Member] | Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	588,000	602,000
Special Mention [Member] | Commercial construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	290,000
Special Mention [Member] | Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	780,000	434,000
Special Mention [Member] | Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	762,000	680,000
Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	9,419,000	7,319,000
Substandard [Member] | Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,375,000	3,120,000
Substandard [Member] | Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,445,000	2,608,000
Substandard [Member] | Residential construction & land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		13,000
Substandard [Member] | Commercial construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,075,000	225,000
Substandard [Member] | Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	557,000	578,000
Substandard [Member] | Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	100,000	49,000
Substandard [Member] | Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	25,000	41,000
Substandard [Member] | Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	842,000	685,000
Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	0	0
Loss [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 0	$ 0

Loans (Delinquent and Nonaccrual Loans by Past Due Status) (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 654,000	$ 3,550,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	3,362,000	2,614,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	5,703,000	4,693,000
Total Past Due	9,719,000	10,857,000
Financing Receivable, Recorded Investment, Current	322,731,000	294,763,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	332,450,000	305,620,000
Financing Receivable, Recorded Investment, Nonaccrual Status	6,893,000	6,294,000
Residential mortgage portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	99,000	1,766,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,674,000	1,292,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	3,850,000	2,294,000
Total Past Due	5,623,000	5,352,000
Financing Receivable, Recorded Investment, Current	187,755,000	176,260,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	193,378,000	181,612,000
Financing Receivable, Recorded Investment, Nonaccrual Status	4,206,000	3,074,000
Nonresidential mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	424,000	1,163,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,088,000	687,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,041,000	1,799,000
Total Past Due	2,553,000	3,649,000
Financing Receivable, Recorded Investment, Current	78,241,000	60,211,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	80,794,000	63,860,000
Financing Receivable, Recorded Investment, Nonaccrual Status	1,868,000	2,171,000
Residential construction & land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due		13,000
Total Past Due		13,000
Financing Receivable, Recorded Investment, Current	2,156,000	3,718,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	2,156,000	3,731,000
Financing Receivable, Recorded Investment, Nonaccrual Status		13,000
Commercial construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		225,000
Total Past Due		225,000
Financing Receivable, Recorded Investment, Current	2,034,000	1,789,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	2,034,000	2,014,000
Financing Receivable, Recorded Investment, Nonaccrual Status		225,000
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due		128,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	431,000	449,000
Total Past Due	431,000	577,000
Financing Receivable, Recorded Investment, Current	5,091,000	5,471,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	5,522,000	6,048,000
Financing Receivable, Recorded Investment, Nonaccrual Status	431,000	577,000
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	52,000	168,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due		64,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	100,000	43,000
Total Past Due	152,000	275,000
Financing Receivable, Recorded Investment, Current	22,656,000	25,284,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	22,808,000	25,559,000
Financing Receivable, Recorded Investment, Nonaccrual Status	60,000	49,000
Consumer installment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	76,000	31,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	4,000	25,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	24,000	13,000
Total Past Due	104,000	69,000
Financing Receivable, Recorded Investment, Current	3,966,000	3,939,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	4,070,000	4,008,000
Financing Receivable, Recorded Investment, Nonaccrual Status	25,000	41,000
Commercial loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	3,000	69,000
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	596,000	546,000
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	257,000	82,000
Total Past Due	856,000	697,000
Financing Receivable, Recorded Investment, Current	20,832,000	18,091,000
Loans and Leases Receivable, Gross, Carrying Amount, Total	21,688,000	18,788,000
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 303,000	$ 144,000

Loans (Nonaccrual Loans, Interest Income Data) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Loans [Abstract]
Interest income that would have been recorded if loans had been performing in accordance with original terms	$ 550	$ 529
Interest income that was recorded on nonaccrual loans during the fiscal year ended	$ 277	$ 226

Loans (Impaired Loans By Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	$ 1,794	$ 675
Impaired Loans with No Allowance: Unpaid Principal Balance	1,857	738
Impaired Loans with No Allowance: Average Recorded Investment	1,172	812
Impaired Loans with No Allowance: Interest Income	69	12
Impaired Loans with Allowance: Recorded Investment	2,913	2,235
Impaired Loans with Allowance: Unpaid Principal Balance	2,913	2,235
Impaired Loans with Allowance: Related Allowance	773	466
Impaired Loans with Allowance: Average Recorded Investment	2,110	2,238
Impaired Loans with Allowance: Interest Income	109	23
Total Impaired Loans: Recorded Investment	4,707	2,910
Total Impaired Loans: Unpaid Principal Balance	4,770	2,973
Total Impaired Loans, Average Recorded Investment	3,282	3,050
Total Impaired Loans, Interest Income Recognized	178	35
Residential mortgage portfolio [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	213	213
Impaired Loans with No Allowance: Unpaid Principal Balance	276	276
Impaired Loans with No Allowance: Average Recorded Investment	213	349
Impaired Loans with No Allowance: Interest Income		4
Impaired Loans with Allowance: Recorded Investment	200	46
Impaired Loans with Allowance: Unpaid Principal Balance	200	46
Impaired Loans with Allowance: Related Allowance	10	2
Impaired Loans with Allowance: Average Recorded Investment	129	46
Impaired Loans with Allowance: Interest Income	6	1
Total Impaired Loans: Recorded Investment	413	259
Total Impaired Loans: Unpaid Principal Balance	476	322
Total Impaired Loans, Average Recorded Investment	342	395
Total Impaired Loans, Interest Income Recognized	6	5
Nonresidential mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	1,148	462
Impaired Loans with No Allowance: Unpaid Principal Balance	1,148	462
Impaired Loans with No Allowance: Average Recorded Investment	814	463
Impaired Loans with No Allowance: Interest Income	58	8
Impaired Loans with Allowance: Recorded Investment	648	1,255
Impaired Loans with Allowance: Unpaid Principal Balance	648	1,255
Impaired Loans with Allowance: Related Allowance	208	292
Impaired Loans with Allowance: Average Recorded Investment	651	1,257
Impaired Loans with Allowance: Interest Income	21	11
Total Impaired Loans: Recorded Investment	1,796	1,717
Total Impaired Loans: Unpaid Principal Balance	1,796	1,717
Total Impaired Loans, Average Recorded Investment	1,465	1,720
Total Impaired Loans, Interest Income Recognized	79	19
Commercial construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with Allowance: Recorded Investment	1,075
Impaired Loans with Allowance: Unpaid Principal Balance	1,075
Impaired Loans with Allowance: Related Allowance	365
Impaired Loans with Allowance: Average Recorded Investment	357
Impaired Loans with Allowance: Interest Income	23
Total Impaired Loans: Recorded Investment	1,075
Total Impaired Loans: Unpaid Principal Balance	1,075
Total Impaired Loans, Average Recorded Investment	357
Total Impaired Loans, Interest Income Recognized	23
Multi-family [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	433
Impaired Loans with No Allowance: Unpaid Principal Balance	433
Impaired Loans with No Allowance: Average Recorded Investment	145
Impaired Loans with No Allowance: Interest Income	11
Impaired Loans with Allowance: Recorded Investment	428	434
Impaired Loans with Allowance: Unpaid Principal Balance	428	434
Impaired Loans with Allowance: Related Allowance	155	160
Impaired Loans with Allowance: Average Recorded Investment	431	435
Impaired Loans with Allowance: Interest Income	24	4
Total Impaired Loans: Recorded Investment	861	434
Total Impaired Loans: Unpaid Principal Balance	861	434
Total Impaired Loans, Average Recorded Investment	576	435
Total Impaired Loans, Interest Income Recognized	35	4
Commercial loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with Allowance: Recorded Investment	562	500
Impaired Loans with Allowance: Unpaid Principal Balance	562	500
Impaired Loans with Allowance: Related Allowance	35	12
Impaired Loans with Allowance: Average Recorded Investment	542	500
Impaired Loans with Allowance: Interest Income	35	7
Total Impaired Loans: Recorded Investment	562	500
Total Impaired Loans: Unpaid Principal Balance	562	500
Total Impaired Loans, Average Recorded Investment	542	500
Total Impaired Loans, Interest Income Recognized	$ 35	$ 7

Loans (Troubled Debt Restructurings) (Details) (Residential mortgage portfolio [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Modifications, Number of Contracts	2
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 246
Financing Receivable, Modifications, Post-Modification Recorded Investment	156
Financing Receivable, Modifications, Recorded Investment	$ 154

Loans (Activity and Allocation of Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	$ 5,069	$ 4,024
Charge-offs	767	687
Recoveries	91	104
Provision	1,784	1,628
Allowance for Loan Losses, Ending Balance	6,177	5,069
Allowance for loan losses: Ending balance: individually evaluated for impairment	773	466
Allowance for loan losses: Ending balance: collectively evaluated for impairment	5,404	4,603
Loans receivables: Ending balance: individually evaluated for impairment	4,707	2,910
Loans Receivable: Ending balance: collectively evaluated for impairment	327,743	302,710
Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	1,767	1,427
Charge-offs	208	140
Recoveries	7
Provision	597	480
Allowance for Loan Losses, Ending Balance	2,163	1,767
Allowance for loan losses: Ending balance: individually evaluated for impairment	10	2
Allowance for loan losses: Ending balance: collectively evaluated for impairment	2,153	1,765
Loans receivables: Ending balance: individually evaluated for impairment	413	259
Loans Receivable: Ending balance: collectively evaluated for impairment	192,965	181,353
Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	1,859	1,517
Charge-offs	212	106
Provision	429	448
Allowance for Loan Losses, Ending Balance	2,076	1,859
Allowance for loan losses: Ending balance: individually evaluated for impairment	208	292
Allowance for loan losses: Ending balance: collectively evaluated for impairment	1,868	1,567
Loans receivables: Ending balance: individually evaluated for impairment	1,796	1,717
Loans Receivable: Ending balance: collectively evaluated for impairment	78,998	62,143
Residential construction & land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	27	48
Provision	(8)	(21)
Allowance for Loan Losses, Ending Balance	19	27
Allowance for loan losses: Ending balance: individually evaluated for impairment
Allowance for loan losses: Ending balance: collectively evaluated for impairment	19	27
Loans Receivable: Ending balance: collectively evaluated for impairment	2,156	3,731
Commercial construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	89	49
Provision	318	40
Allowance for Loan Losses, Ending Balance	407	89
Allowance for loan losses: Ending balance: individually evaluated for impairment	365
Allowance for loan losses: Ending balance: collectively evaluated for impairment	42	89
Loans receivables: Ending balance: individually evaluated for impairment	1,075
Loans Receivable: Ending balance: collectively evaluated for impairment	959	2,014
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	410	223
Charge-offs		200
Provision	(73)	387
Allowance for Loan Losses, Ending Balance	337	410
Allowance for loan losses: Ending balance: individually evaluated for impairment	155	160
Allowance for loan losses: Ending balance: collectively evaluated for impairment	182	250
Loans receivables: Ending balance: individually evaluated for impairment	861	434
Loans Receivable: Ending balance: collectively evaluated for impairment	4,661	5,614
Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	186	205
Provision	1	(19)
Allowance for Loan Losses, Ending Balance	187	186
Allowance for loan losses: Ending balance: individually evaluated for impairment
Allowance for loan losses: Ending balance: collectively evaluated for impairment	187	186
Loans Receivable: Ending balance: collectively evaluated for impairment	22,808	25,559
Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	203	120
Charge-offs	280	232
Recoveries	82	95
Provision	202	220
Allowance for Loan Losses, Ending Balance	207	203
Allowance for loan losses: Ending balance: individually evaluated for impairment
Allowance for loan losses: Ending balance: collectively evaluated for impairment	207	203
Loans Receivable: Ending balance: collectively evaluated for impairment	4,070	4,008
Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	528	435
Charge-offs	67	9
Recoveries	2	9
Provision	182	93
Allowance for Loan Losses, Ending Balance	645	528
Allowance for loan losses: Ending balance: individually evaluated for impairment	35	12
Allowance for loan losses: Ending balance: collectively evaluated for impairment	610	516
Loans receivables: Ending balance: individually evaluated for impairment	562	500
Loans Receivable: Ending balance: collectively evaluated for impairment	21,126	18,288
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision	136
Allowance for Loan Losses, Ending Balance	136
Allowance for loan losses: Ending balance: collectively evaluated for impairment	$ 136

Premises and Equipment (Summary of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (9,426)	$ (8,591)
Property, Plant and Equipment, Net	14,899	15,407
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,873	2,873
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,728	14,616
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 6,724	$ 6,509

Deposits (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deposits [Abstract]
Advance Payments by Borrowers for Taxes and Insurance	$ 4,859	$ 4,299

Deposits (Schedule of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deposits [Abstract]
Noninterest bearing checking	$ 52,783	$ 49,313
Certificates of deposit	72,045	91,549
Savings deposits	132,822	111,851
Money market deposits	75,265	73,795
NOW deposits	179,022	143,389
Total interest bearing deposits	459,154	420,584
Total deposits	$ 511,937	$ 469,897

Deposits (Schedule of Deposits by Time Remaining on Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Certificates of deposit less than $100,000	$ 49,621
Certificates of deposit $100,000 or more	22,424
Total certificates of deposit	72,045	91,549
3 Months or Less [Member]
Certificates of deposit less than $100,000	14,792
Certificates of deposit $100,000 or more	5,341
Total certificates of deposit	20,133
3 to 6 Months [Member]
Certificates of deposit less than $100,000	10,823
Certificates of deposit $100,000 or more	3,637
Total certificates of deposit	14,460
7 to 12 Months [Member]
Certificates of deposit less than $100,000	7,027
Certificates of deposit $100,000 or more	4,067
Total certificates of deposit	11,094
Over 12 Months [Member]
Certificates of deposit less than $100,000	16,979
Certificates of deposit $100,000 or more	9,379
Total certificates of deposit	$ 26,358

Deposits (Schedule of Certificates of Deposits by Year of Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deposits [Abstract]
2013	$ 45,687
2014	7,847
2015	16,699
2016	1,812
Total certificates of deposit	$ 72,045	$ 91,549

Borrowings (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Residential mortgage [Member]	Jun. 30, 2012 Maturity Overnight [Member]	Jun. 30, 2012 Federal Home Loan Bank Borrowings [Member]	Jun. 30, 2012 Fixed Rate Term Borrowing [Member]	Jun. 30, 2012 Convertible Borrowings [Member]
Available-for-sale Securities Pledged as Collateral	$ 5.3	$ 6.7		$ 5.3
Loans Pledged as Collateral			168.9
Line of Credit Facility, Current Borrowing Capacity	135.2
Line of Credit Facility, Amount Outstanding				14	7
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate							5
Debt, Weighted Average Interest Rate						3.86%	3.64%
Debt Instrument, Maturity Date, Description						12 months	15 months
Loans Receivable, Description of Variable Rate Basis							three-month LIBOR at or above 7.50%
Line of Credit Facility, Maximum Borrowing Capacity	$ 6

Borrowings (Scheduled Maturities of Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Borrowings [Abstract]
2013	$ 1,000
2014	6,000
Federal Home Loan Bank, Advances, Total	$ 7,000

Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Accumulated Other Comprehensive Income [Abstract]
Unrealized gains on available-for-sale securities, net of tax	$ 1,280	$ 1,238
Unrealized loss on securities transferred to held-to-maturity, net of tax	(35)	(70)
Net losses and past service liability for defined benefit plan, net of tax	(1,072)	(649)
Accumulated other comprehensive income	$ 173	$ 519

Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations, Maximum Allowable Variation	5.00%
Expected Amortization Of Accumulated Other Comprehensive Income Associated With Pension Plan, Next Fiscal Year	$ 51,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Payment authorized for purchase of additional shares for ESOP	84,000	72,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	78,000	72,000
Unearned ESOP Shares	0	0
Deferred Compensation Arrangement with Individual, Description	the SERP Plan obligates the Bank to make a contribution to each executive's account on the first business day of each July and permits each executive to defer up to 50% of his or her base salary and 100% of his or her annual bonus to the SERP Plan,
Deferred Compensation Arrangement with Individual, Requisite Service Period	10 calendar years
Deferred Compensation Arrangement with Individual, Compensation Expense	157,000	53,000
Postemployment Benefits Liability	369,000	98,000
Short-term and intermediate-term securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	80.00%
Long-term securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	20.00%
The Bank of Greene County [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	25.00%
Defined Contribution Plan, Employer Contribution Description	dollar for dollar for the first 3% and then 50% of the employee contributions up to the next 3%
Defined Contribution Plan, Cost Recognized	$ 203,000	$ 186,000

Employee Benefit Plans (Change in Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Benefit obligation at beginning of period	$ 4,038	$ 3,920
Interest cost	215	204
Actuarial (gain) loss	869	(27)
Benefits paid	(525)	(59)
Benefit obligation at	$ 4,597	$ 4,038

Employee Benefit Plans (Change in Fair Value of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Fair value of plan assets at beginning of period	$ 3,318	$ 3,251
Actual return on plan assets	190	86
Employer contributions		40
Benefits paid	(525)	(59)
Fair value of plan assets at	2,983	3,318
Underfunded status at June 30	$ 1,614	$ 720

Employee Benefit Plans (Schedule of Net Periodic Income (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Interest cost	$ 215	$ 204
Expected return on plan assets	(224)	(221)
Amortization of net loss	36	31
Net periodic pension (income) expense	$ 27	$ 14

Employee Benefit Plans (Schedule of Amounts Recognized in Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Actuarial loss on plan assets and benefit obligations	$ 690	$ 76
Deferred tax benefit	267	29
Net change in plan assets and benefit obligations recognized in other comprehensive income	$ 423	$ 47

Employee Benefit Plans (Schedule of Assumptions Used) (Details)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Projected benefit obligation: Discount rate	3.93%	5.48%
Net periodic pension income: Amortization period, in years	17 years	18 years
Net periodic pension income: Discount rate	5.48%	5.34%
Net periodic pension income: Expected long-term rate of return on plan assets	7.00%	7.00%

Employee Benefit Plans (Schedule of Amounts Recognized in Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Other liabilities: Projected benefit obligation in excess of fair value of pension plan	$ 1,614	$ 720
Accumulated other comprehensive loss, net of taxes: Pension plan	$ 1,072	$ 649

Employee Benefit Plans (Schedule of Allocation of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,983	$ 3,318	$ 3,251
Weighted-average plan asset allocation	100.00%	100.00%
Money Market Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	5
Weighted-average plan asset allocation	0.20%	0.20%
Mutual Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,978	$ 3,313
Weighted-average plan asset allocation	99.80%	99.80%

Employee Benefit Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Employee Benefit Plans [Abstract]
2013	$ 200
2014	200
2015	199
2016	199
2017	230
2018-2022	$ 1,204

Stock-Based Compensation Plans (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 19, 2002 2000 Stock Option Plan [Member]	Mar. 28, 2000 2000 Stock Option Plan [Member]	Jun. 30, 2011 2000 Stock Option Plan [Member]	Aug. 19, 2008 2008 Stock Option Plan [Member]	Jun. 30, 2012 2008 Stock Option Plan [Member]	Jun. 30, 2011 2008 Stock Option Plan [Member]	Jul. 29, 2008 2008 Stock Option Plan [Member]	Jun. 30, 2012 2011 Phantom Stock Option and Long-term Incentive Plan [Member]	Jul. 02, 2011 2011 Phantom Stock Option and Long-term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				181,898					180,000		900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			12,000	181,880		164,500				235,350
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 12.5			$ 3.94		$ 12.5
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 6 months			10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years		4 years	5 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			cumulative vesting periods of four years, 20% immediately and 20% per year thereafter
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 9.2
Stock Issued During Period, Shares, Treasury Stock Reissued					7,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 4.06
Allocated Share-based Compensation Expense							$ 19,000	$ 223,000		$ 265,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense							6,000	23,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition							0 years 1 month
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	640,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 244,000	$ 160,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Nonvested, Number		0
Phantom Stock Strike Price Description											The strike price will be the price established by the Committee, which will not be less than 100% of the book value of a share on a specified date, as determined under generally accepted accounting principles (GAAP) as of the last day of the quarter ending on or immediately preceding the valuation date with adjustments made, in the sole discretion of the Committee, to exclude accumulated other comprehensive income.

Stock-based Compensation Plans (Assumptions Used in Black-Scholes Option Pricing Model) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 19, 2008	Jun. 30, 2012
Stock-Based Compensation Plans [Abstract]
Weighted average risk-free interest rate	3.23%
Weighted average expected term		6 years 6 months
Weighted average expected volatility	59.57%
Weighted average expected dividend yield	$ 6.72

Stock-based Compensation Plans (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock-Based Compensation Plans [Abstract]
Outstanding at beginning of year	144,834	171,750
Options granted
Exercised	(41,134)	(26,916)
Expired
Outstanding at end of year	103,700	144,834
Exercisable at end of year	103,700	144,834
Outstanding at beginning of year, Weighted Average Exercise Price Per Share	$ 12.5	$ 12.36
Options granted, Weighted Average Exercise Price Per Share
Exercised, Weighted Average Exercise Price Per Share	$ 12.5	$ 11.61
Expired, Weighted Average Exercise Price Per Share
Outstanding at end of year, Weighted Average Exercise Price Per Share	$ 12.5	$ 12.5
Exercisable at end of year, Weighted Average Exercise Price Per Share	$ 12.5	$ 12.5

Stock-based Compensation Plans (Options Outstanding and Exercisable) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Stock-Based Compensation Plans [Abstract]
Exercise Prices	$ 12.5
Number Outstanding	103,700	144,834	171,750
Outstanding at end of year	103,700	144,834	171,750
Weighted Average Remaining Contractual Life (in years)	6 years 3 months
Weighted Average Exercise Price	$ 12.5	$ 12.5	$ 12.36

Earnings Per Share (Reconciliation of Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share [Abstract]
Net Income	$ 5,830	$ 5,291
Weighted Average Number of Shares Outstanding, Basic	4,156,481	4,134,736
Weighted Average Number of Shares Outstanding Effect of dilutive stock options	40,579	30,494
Weighted Average Number of Shares Outstanding, Diluted	4,197,060	4,165,230
Earnings per share, Basic	$ 1.4	$ 1.28
Earnings per share, Effect of dilutive stock options	(0.01)	(0.01)
Earnings Per Share, Diluted	$ 1.39	$ 1.27

Income Taxes (Provision for Income Taxes) (Details) New (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Current: Federal	$ 1,665	$ 2,291
Current: State	455	581
Total current	2,120	2,872
Deferred	560	(140)
Total income tax expense	$ 2,680	$ 2,732

Income Taxes (Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Tax based on federal statutory rate	34.00%	34.00%
State income taxes, net of federal benefit	1.82%	2.46%
Tax-exempt income	(6.00%)	(5.32%)
Other, net	1.68%	2.91%
Total income tax expense	31.50%	34.05%

Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Abstract]
Deferred tax assets: Allowance for loan losses	$ 2,390	$ 1,961
Deferred tax assets: Pension benefits	625	278
Deferred tax assets: Other	468	291
Total deferred tax assets	3,483	2,530
Deferred tax liabilities: Depreciation	1,581	1,598
Deferred tax liabilities: Loan costs	425	364
Deferred tax liabilities: Real estate investment trust income	1,202
Deferred tax liabilities: Unrealized gains on investment available for sale	786	737
Total deferred tax liabilities	3,994	2,699
Net deferred tax liability included in other liabilities	$ (511)	$ (169)

Commitments and Contingent Liabilities (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Commitments and Contingencies	$ 32,067	$ 24,933
Nonresidential mortgage [Member]
Commitments and Contingencies	5,964	4,666
Residential mortgage [Member]
Commitments and Contingencies	5,087	3,274
Commercial construction [Member]
Commitments and Contingencies	994	1,065
Unused portion of overdraft lines of credit [Member]
Commitments and Contingencies	735	726
Unused portion of home equity lines of credit [Member]
Commitments and Contingencies	8,432	8,429
Unused portion of commercial lines of credit [Member]
Commitments and Contingencies	10,050	5,997
Commercial loan commitments [Member]
Commitments and Contingencies	$ 805	$ 776

Operating Leases (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Leases [Abstract]
Operating Leases, Rent Expense, Net	$ 67	$ 67

Operating Leases (Schedule of Non-Cancelable Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Operating Leases [Abstract]
2013	$ 65
2014	69
2015	70
2016	52
2017	41
Thereafter	20
Total payments	$ 317

Fair Value Measurements and Fair Value of Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Receivable, Fair Value Disclosure	341,263,000
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Receivable, Fair Value Disclosure	341,263,000	309,567,000
Transfer to Foreclosed Real Estate	163,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	0
Residential mortgage portfolio [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	1
Residential mortgage portfolio [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer to Foreclosed Real Estate	60,000
Residential mortgage portfolio [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	3	2
Nonresidential mortgage [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	2
Transfer to Foreclosed Real Estate	430,000
Nonresidential mortgage [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	5	6
Multi-family [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	1	1
Commercial loans [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	1	1
Land [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	2
Commercial construction [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Number of Loans in Portfolio	1

Fair Value Measurements and Fair Value of Financial Instruments (Fair Value, Assets Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 87,528	$ 90,117
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	5,462	7,342
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	82,066	82,775
U.S. Government sponsored enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	17,398	25,703
U.S. Government sponsored enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	17,398	25,703
State and political subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	4,899	7,062
State and political subdivisions [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	4,899	7,062
Mortgage-backed securities-residential [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	19,106	28,914
Mortgage-backed securities-residential [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	19,106	28,914
Mortgage-backed securities-multi-family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	40,663	21,096
Mortgage-backed securities-multi-family [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	40,663	21,096
Asset-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	19	23
Asset-backed securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	19	23
Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	5,316	7,206
Corporate debt securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	5,316	7,206
Equity securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	127	113
Equity securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 127	$ 113

Fair Value Measurements and Fair Value of Financial Instruments (Level Three Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value	$ 2,353	$ 1,982
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value	$ 2,353	$ 1,982

Fair Value Measurements and Fair Value of Financial Instruments (Additional Qualitative Information about Level 3 Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Valuation Techniques	Appraisal of collateral
Impaired loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans, Fair Value	2,353
Appraisal adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Significant Assumptions	Appraisal adjustments
Liquidation expenses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Significant Assumptions	Liquidation expenses
Minimum [Member] | Appraisal adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount for Lack of Marketability	0.00%
Minimum [Member] | Liquidation expenses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Maximum [Member] | Appraisal adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount for Lack of Marketability	25.00%
Maximum [Member] | Liquidation expenses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	15.00%

Fair Value Measurements and Fair Value of Financial Instruments (Carrying Amount and Estimated Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 87,528	$ 90,117
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	7,742	9,966
Securities available-for-sale	87,528	90,117
Securities held-to-maturity	146,389	124,177
Federal Home Loan Bank stock	1,744	1,916
Net loans	326,751	301,046
Accrued interest receivable	2,688	2,716
Deposits	511,937	469,897
Federal Home Loan Bank borrowings	21,000	26,300
Accrued interest payable	83	98
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	7,742	9,966
Securities available-for-sale	87,528	90,117
Securities held-to-maturity	150,162	126,205
Federal Home Loan Bank stock	1,744	1,916
Net loans	341,263	309,567
Accrued interest receivable	2,688	2,716
Deposits	512,154	470,444
Federal Home Loan Bank borrowings	21,264	26,941
Accrued interest payable	83	98
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	7,742
Securities available-for-sale	5,462	7,342
Federal Home Loan Bank stock	1,744
Accrued interest receivable	2,688
Deposits	439,892
Accrued interest payable	83
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	82,066	82,775
Securities held-to-maturity	150,162
Deposits	72,262
Federal Home Loan Bank borrowings	21,264
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net loans	$ 341,263

Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
The Bank of Greene County [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk weighted assets), Amount	$ 52,000	$ 48,873
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	23,506	22,958
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	29,383	28,697
Total capital (to risk weighted assets), Ratio	17.70%	17.00%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	48,287	45,269
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	11,753	11,479
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	17,630	17,218
Tier 1 capital (to risk weighted assets), Ratio	16.40%	15.80%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 capital (to adjusted assets), Amount	48,287	45,269
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Amount	17,733	16,370
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	29,555	27,283
Tier 1 capital (to adjusted assets), Ratio	8.20%	8.30%
Tier 1 capital (to adjusted assets) For Capital Adequacy Purposes, Ratio	3.00%	3.00%
Tier 1 capital (to adjusted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tangible capital (to tangible assets), Amount		45,269
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Amount		8,185
Tangible capital (to tangible assets), Ratio		8.30%
Tangible capital (to tangible assets) For Capital Adequacy Purposes, Ratio		1.50%
Greene County Commercial Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk weighted assets), Amount	13,237	14,053
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	2,677	2,406
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	3,346	3,008
Total capital (to risk weighted assets), Ratio	39.60%	46.70%
Total capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), Amount	13,237	14,053
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Amount	1,338	1,203
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	2,008	1,805
Tier 1 capital (to risk weighted assets), Ratio	39.60%	46.70%
Tier 1 capital (to risk weighted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to risk weighted assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 capital (to average assets), Amount	13,237	14,053
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Amount	6,903	6,671
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 8,629	$ 8,339
Tier 1 capital (to average assets), Ratio	7.70%	8.40%
Tier 1 capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 capital (to average assets) To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%

Condensed Financial Statements (Condensed Statements of Financial Condition) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Accrued interest receivable	$ 2,688	$ 2,716
Total assets	590,656	547,525
Total liabilities	537,992	499,444
Total shareholders' equity	52,664	48,081
Total liabilities and shareholders' equity	590,656	547,525
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	4,247	2,324	1,616
Investment in subsidiaries	48,460	45,788
Prepaid expenses and other assets	14	14
Total assets	52,721	48,126
Total liabilities	57	45
Total shareholders' equity	52,664	48,081
Total liabilities and shareholders' equity	$ 52,721	$ 48,126

Condensed Financial Statements (Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Tax exempt securities interest	$ 1,399	$ 1,176
Other	1,681	1,491
Net income	5,830	5,291
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in undistributed net income of subsidiaries	3,018	3,972
Dividend from subsidiary	3,000	1,500
Tax exempt securities interest		2
Interest earning deposits	2	3
Total income	6,020	5,477
Legal Fees	94	79
Other	96	107
Total operating expenses	190	186
Net income	$ 5,830	$ 5,291

Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Net Income	$ 5,830	$ 5,291
Stock option compensation	19	223
Excess tax benefit from share-based payment arrangements	5	3
Net amortization of premiums and discounts	1,122	1,031
Net decrease in accrued interest receivable, prepaid expenses, and other assets	(194)	(417)
Net cash provided by operating activities	10,349	10,124
Proceeds from maturities of securities	13,045	9,911
Securities available-for-sale: Proceeds from maturities	13,045	9,911
Purchases of securities and other investments	32,524	30,309
Net cash used by investing activities	(48,393)	(56,834)
Payment of dividends	(1,297)	(1,647)
Proceeds from exercise of stock options	372	312
Excess tax benefit from share-based payment arrangements	5	3
Net cash provided by financing activities	35,820	47,033
Net increase in cash and cash equivalents	(2,224)	323
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Income	5,830	5,291
Undistributed earnings of subsidiaries	(3,018)	(3,972)
Stock option compensation	19	223
Excess tax benefit from share-based payment arrangements	(5)	(3)
Net decrease in accrued interest receivable, prepaid expenses, and other assets		7
Net (decrease) increase in total liabilities	17	(6)
Net cash provided by operating activities	2,843	1,540
Proceeds from maturities of securities		500
Securities available-for-sale: Proceeds from maturities		500
Net cash used by investing activities		500
Payment of dividends	(1,297)	(1,647)
Proceeds from exercise of stock options	372	312
Excess tax benefit from share-based payment arrangements	5	3
Net cash provided by financing activities	(920)	(1,332)
Net increase in cash and cash equivalents	1,923	708
Cash and cash equivalents at beginning of period	2,324	1,616
Cash and cash equivalents at end of period	$ 4,247	$ 2,324

Subsequent Events (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Subsequent Events [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.175	$ 0.7	$ 0.9